As Filed with the Securities and Exchange Commission on February 16, 2016

File Nos. 333-60789 and 811-08941

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 62	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 65	☒

THE VANTAGEPOINT FUNDS

(Exact Name of Registrant as Specified in Charter)

777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240

(Address of Principal Executive Offices) (Zip Code)

(202) 962-4600

(Registrant’s Telephone Number, Including Area Code)

Angela Montez, Secretary

777 North Capitol Street, N.E., Ste. 600

Washington, DC 20002

(Name and Address of Agent for Service of Process)

With Copies to:

Amy W. Pershkow, Esq.

Mayer Brown LLP

1999 K Street, N.W.

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on ( ) pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on ( ) pursuant to paragraph (a)(1) of rule 485
☒	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on ( ) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No. 62 to the Registration Statement of The Vantagepoint Funds in order introduce the Vantagepoint Emerging Markets Fund.

THE VANTAGEPOINT FUNDS	PROSPECTUS • MAY 1, 2016

Ticker

Emerging Markets Fund
Investor Shares
T Shares

The Vantagepoint Funds, a no-load open-end management investment company, operates as a “series” investment company offering the 32 distinct, diversified investment portfolios, of which one is listed above (the “Fund”).

This prospectus gives you information about the Fund that you should know before investing. Please read this prospectus carefully and retain it for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund Summary

Emerging Markets Fund

Investment Objective

To seek to offer long-term capital growth.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Transaction fees (All share classes)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	T Shares		Investor Shares
Management fees	[	]%	[	]%
Other expenses[1]	[	]%	[	]%
Total annual fund operating expenses	[	]%	[	]%

[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
T Shares	$	$
Investor Shares	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on May 1, 2016, the portfolio turnover rate is not available.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in emerging markets issuers. The Fund considers an emerging markets issuer to be any issuer that: (1) is domiciled in, headquartered in, or organized under the laws of, an emerging market country (as defined below); (2) the primary exchange for its equity securities is located in an emerging markets country; or (3) has issued a security that is included in the MSCI Emerging Markets Index. Emerging markets countries are countries not included in the MSCI World Index. The Fund will primarily invest in equity securities and depositary receipts. Depositary receipts generally trade on established markets and are alternatives to directly purchasing the underlying foreign securities. Such investments are subject to many of the same risks associated with investing directly in foreign securities.

In selecting investments for the Fund, the Fund’s subadvisers consider investments across the entire market capitalization spectrum that offer (i) appreciation potential based on estimated growth and relative valuation, or (ii) diversification benefits that seek to reduce portfolio volatility. Strategies employed by the Fund’s subadvisers include fundamental analysis of factors such as financial strength, industry position, growth prospects and valuation, as well as systematic assessments of security volatility to seek diversification benefits.

The Fund may also invest in:

•	U.S. and developed foreign market equity securities;

•	U.S. and foreign fixed income securities;

•	U.S. or foreign convertible securities; and

•	U.S. and foreign listed exchange-traded funds.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Fund investments in derivative instruments are normally expected to remain below 15% of the Fund’s assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Markets Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value. Emerging markets countries may include frontier markets countries which generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging markets countries are magnified in frontier markets countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase. Investments in fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally have a higher risk of default and tend to be less liquid than traditional non-convertible securities. In addition, the convertible securities the Fund invests in may be rated below investment grade or may be unrated, which could increase their risks. Below investment grade securities are speculative and involve a greater risk of default than investment grade securities. The market prices of lower rated convertible securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Investing in Other Investment Companies—A Fund’s investment in another investment company is subject to the risks associated with that investment company’s portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund’s own fees and expenses.

ETF Risks—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF’s shares may trade above or below their net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) secondary market trading in an ETF’s shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table

The Fund has not been in operation for a full calendar year, therefore no performance information is included.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)

VIA uses a multi-management strategy to seek to improve consistency of the Fund’s returns over time by allocating Fund assets among more than one subadviser practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

[TO BE COMPLETED IN LATER FILING]

Purchase and Sale of Fund Shares—T Shares are available for purchase only by: (1) the VantageTrusts; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; (4) the Model Portfolio Funds and Milestone Funds; and (5) ICMA Retirement Corporation. Investor Shares are available for purchase by any eligible Fund investor that does not qualify for investment in T Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Additional Information About the Fund’s Investment Objective and Principal Investment Strategies

Investment Objectives and Strategies

The investment objectives of the Fund are fundamental and cannot be changed without shareholder approval.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. The Fund may, from time to time, take temporary defensive or liquidity positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During unusual economic or market conditions, or for temporary defensive purposes or liquidity purposes, the Fund may place up to 100% of its assets in securities that would not ordinarily be consistent with the Fund’s objectives or in cash and cash equivalents. The Fund will do so only if VIA believes the risk of loss outweighs the opportunity for capital gains or higher income. The Fund may not be seeking its investment objective(s) while taking a temporary defensive position or a liquidity position.

Certain Investment Limitations of the Fund

The Fund has adopted certain limitations designed to reduce its exposure to specific situations. Please see the Statement of Additional Information (“SAI”) for other investment limitations and restrictions. Some of these limitations are that the Fund will not:

(a) with respect to 75% of its total assets, purchase the securities of any issuer (except obligations of the United States government and its instrumentalities and securities of other investment companies) if as a result the Fund would hold more than 10% of the outstanding voting securities of the issuer, or more than 5% of the Fund’s total assets would be invested in the securities of such issuer;

(b) invest more than 25% of its net assets in any one industry (except to the extent that the Fund invests in investment companies that concentrate in a single industry);

(c) borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets.

Certain investment limitations and restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction.

Emerging Markets Fund

Investment Objective—To seek to offer long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in emerging markets issuers. The Fund considers an emerging markets issuer to be any issuer that: (1) is domiciled in, headquartered in, or organized under the laws of, an emerging market country (as defined below); (2) the primary exchange for its equity securities is located in an emerging markets country; or (3) has issued a security that is included in the MSCI Emerging Markets Index. The Fund will primarily invest in equity securities and depositary receipts. Depositary receipts generally trade on established markets and are alternatives to directly purchasing the underlying foreign securities. Such investments are subject to many of the same risks associated with investing directly in foreign securities.

In selecting investments for the Fund, the Fund’s subadvisers consider investments across the entire market capitalization spectrum that offer (i) appreciation potential based on estimated growth and relative valuation, or (ii) diversification benefits that seek to reduce portfolio volatility. Strategies employed by the Fund’s subadvisers include fundamental analysis of factors such as financial strength, industry position, growth prospects and valuation, as well as systematic assessments of security volatility to seek diversification benefits.

The Fund may also invest in:

•	U.S. and developed foreign market equity securities;

•	U.S. and foreign fixed income securities of any maturity;

•	U.S. or foreign convertible securities; and

•	U.S. and foreign listed exchange-traded funds.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Fund investments in derivative instruments are normally expected to remain below 15% of the Fund’s assets.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadviser. Each subadviser’s specific strategy is described below.

[TO BE COMPLETED IN LATER FILING]

Additional Information About the Fund’s Risks

In addition to the risk factors discussed in the Summary Prospectus, the following descriptions provide additional information about the risks that you will face as an investor in the Fund. It is important to keep in mind one of the main axioms of investing: the higher the potential reward, the higher the risk of losing money. The reverse is also generally true: the lower the potential reward, the lower the risk.

I. Equity Securities/Stock Market Risks

Investments in equity securities such as common stock or preferred stock are subject to stock market risk. Stock market risk is the possibility that stock prices overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk — Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk — Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Preferred Stock Risk — Preferred stockholders generally have more limited voting rights than the common stockholders. Holders of a company’s debt securities generally have a superior right to payment compared to holders of the company’s preferred stock, and are therefore paid before holders of preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. Holders of preferred stock may suffer losses if dividends are not paid.

Equity Income/Interest Rate Risk — Distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

II. Foreign Securities Risks

Foreign securities (whether equity or fixed income) may involve the risk of loss or fluctuations due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; generally higher credit risks for foreign issuers; higher transaction costs; and pricing factors affecting investment in the securities of foreign businesses or governments.

Emerging Markets Securities Risk — The above risk factors may be heightened with respect to securities of companies located in emerging market countries, which are countries not included in the MSCI World Index. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements, and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries. Emerging markets countries may include frontier markets countries which generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging markets countries are magnified in frontier markets countries.

Foreign Currency Risk — Investments directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the U.S. dollar value of securities denominated in those currencies. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, any amounts not recovered will reduce the income received by the holder.

Foreign Government Securities Risk — Foreign government securities are fixed income securities issued by a foreign government, a foreign municipality, or an agency or instrumentality thereof. The ability of a foreign governmental obligor to meet its obligations to pay principal and interest to debtholders generally will be adversely affected by rising foreign interest rates, as well as the level of the relevant government’s foreign currency reserves and currency devaluations. If a governmental obligor defaults on its obligations, a security holder may have limited legal recourse against the issuer or guarantor. These risks may be heightened during periods of economic or political instability, and are generally heightened in emerging market countries.

Depositary Receipts — Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer’s home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

III. Fixed Income Securities Risks

Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. Fixed income securities may also include loan participations and assignments that are privately negotiated notes representing the equivalent of a loan or bank debt. Fixed income securities may be subject to a variety of risks described in greater detail below.

Interest Rate Risk — Fixed income securities fluctuate in value as interest rates change. The general rule is that if interest rates rise, the market prices of fixed income securities will usually decrease. The reverse is also generally true: if interest rates fall, the market prices of fixed income securities generally will increase.

A fixed income security with a longer maturity (or a fund holding fixed income securities with a longer average maturity) will typically be more sensitive to changes in interest rates and it will fluctuate more in price than a shorter term security. Because of their very short-term nature, money market instruments carry less interest rate risk.

Investments in fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk — Fixed income securities are also exposed to credit risk, which is the possibility that the issuer of a fixed income security will default on its obligation to pay interest and/or principal, which could cause a fixed income securities holder to lose money. Corporate fixed income securities rated BBB or above by Standard & Poor’s are generally considered to carry moderate credit risk. Corporate fixed income securities rated lower than BBB are considered to have significant credit risk (see High Yield Securities Risk). Of course, fixed income securities with lower credit ratings generally pay a higher level of income to investors. The financial stability of issuers located in foreign countries may be more precarious than those located in the United States. As a result, credit risk may be greater with foreign issuers of fixed income securities (see Foreign Securities Risk).

Call Risk — A fixed income security may include a provision allowing the issuer to purchase the security back from its holder earlier than the final maturity date of the security, otherwise known as a “call feature.” Issuers often exercise this right when interest rates have declined. Accordingly, holders of such callable securities may not benefit fully from the increase in value that other fixed income securities generally experience when rates decline. Unscheduled calls or prepayments also may limit the potential for capital appreciation on the security. Furthermore, after a call feature is exercised, a holder may be forced to reinvest only by the credit of the issuer or instrumentality.

Inflation Risk — The market price of fixed income securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the debt securities holder. Fixed income securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

IV. High Yield Securities Risk

Securities or instruments rated below investment grade (commonly referred to as “junk bonds,” below investment grade securities, or high yield securities) are considered speculative, involve greater risk of default and tend to be particularly sensitive to changes in the financial condition of the issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions. The market prices of these securities may also experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. These securities may be harder to value, and may present greater liquidity risk (particularly if the security has restrictions on resale). In addition, the value of high yield securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

High yield securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. Issuers of these securities are less secure financially as compared with issuers of investment grade securities. The default rate for high yield securities is likely to be higher during economic recessions or periods of high interest rates.

V. Derivative Instruments Risks

Generally, a derivative is a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate or return, or index, and may relate to stocks, fixed income securities, interest rates, currencies or currency exchange rates, commodities, and indexes comprised of these types of assets. Examples of derivative instruments include options, futures, forward currency contracts, options on futures contracts, swap agreements, and options on swap agreements (swaptions). There is no assurance that the use of any derivatives strategy will succeed, that the instruments necessary to implement investment strategies will be available or that a derivative instrument holder may not lose money. Also, investing in financial contracts such as options involve additional risks and costs, which may result in losses instead of gains, so the benefits of the transaction might be diminished and a derivative instrument holder may incur substantial losses. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of certain risk factors relating to derivative instruments:

Management Risk — Derivatives are highly specialized instruments that require investment techniques and risk analyses different from those associated with equity and fixed income securities. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Counterparty Risk — The use of a derivative instrument involves the risk that a loss may occur if another party to the contract (counterparty) fails to make required payments or defaults on its obligations to the derivative instrument holder. The financial stability of counterparties located in foreign countries may be more precarious than those located in the U.S. As a result, counterparty risk may be greater with foreign counterparties.

Liquidity Risk — Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. An investment in illiquid derivative instruments may reduce the returns of the investment because the derivative instrument holder may not be able to sell the instruments at the time desired for an acceptable price, or might not be able to sell the instruments at all. Illiquid derivative instruments may also be difficult to value.

Interest Rate Risk — Certain derivative instruments are more sensitive to interest rate changes and market price fluctuations.

Leverage Risk — Certain transactions may give rise to a form of leverage. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Lever- age may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s portfolio securities.

Lack of Availability — Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. The ability to use derivatives may be limited by certain regulatory and tax considerations.

Market and Other Risks — Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to the interest of the derivative instrument holder. If a derivative instrument holder incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives, the holder might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund instruments. A derivative instrument holder may also have to buy or sell a security at a disadvantageous time or price to satisfy its obligations or to meet asset segregation requirements in connection with certain derivative transactions.

Valuation and Basis Risks — Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

VI. Convertible Securities Risk

Convertible securities possess investment characteristics of both stocks and bonds. Convertible securities include convertible bonds and preferred stocks that may be exchanged for a specific number of shares of the issuing company’s common stock at a specified conversion price. The value of a convertible security increases and decreases with the value of the underlying common stock and thus is subject to the risks associated with equity securities (see Equity Securities/Stock Market Risks). When the convertible security’s conversion price is similar to the price of the underlying common stock, the convertible security itself generally behaves more like the common stock. When the convertible security’s conversion price is greater than the price of the underlying common stock, the convertible security generally behaves more like a fixed income security (and thus will be more sensitive to changes in interest rates (see Fixed Income Securities Risks)).

Convertible securities tend to be of lower credit quality, generally have a higher risk of default and tend to be less liquid than traditional non-convertible securities. Lower-quality debt securities (those rated below investment grade) involve greater risk of default and tend to be particularly sensitive to changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particulartype of security or issuer, and changes in general economic conditions. In addition, the value of lower-quality debt securities of smaller, less well-known issuers can be more volatile than that of larger issuers (see High Yield Securities Risk).

Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price (see Liquidity Risk). The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

VII. Issuer Risk

The value of any type of security may decline for a number of reasons that relate directly to the issuer such as management performance, financial leverage, reduced demand for the issuer’s goods and services, and the possibility that an issuer may go bankrupt.

VIII. Securities Lending Risk

The Fund may engage in one or more securities lending programs conducted by the Fund’s custodian or other entities to seek to generate income. These loans are secured by collateral invested in cash or cash equivalents. The collateral that a Fund receives from a borrower is generally invested in money market funds, other cash equivalents, short-term fixed income securities or other similar instruments. Securities lending subjects a Fund to certain risks. The borrower of the security may fail to return the loaned security in a timely manner, which could cause the Fund to lose money. In addition, the Fund may incur investment losses as a result of investing the collateral received in connection with the loans. The Fund’s SAI provides additional information about the Fund’s securities lending program.

IX. Liquidity Risk

Liquidity risk exists when a particular security or other instrument is difficult to trade. An investment in illiquid assets may reduce the returns of the investment because the holder of such assets may not be able to sell the assets at the time desired for an acceptable price, or might not be able to sell the assets at all. Illiquid assets may also be difficult to value. Illiquidity also may result from political, economic or issuer specific events or overall market disruptions. Securities or instruments with reduced liquidity or that become illiquid may involve greater risk than securities or instruments with more liquid markets.

X. Objective/Style Risk

All funds are subject, in varying degrees, to objective/style risk, which is the possibility that returns from a specific type of security in which the Fund invests or the investment style of one or more of its subadvisers will trail the returns of the overall market.

In the past, different types of securities have experienced cycles of outperformance and underperformance in comparison to the market in general. Therefore, if you invest in a Fund with a specific style you would be exposed to this risk. For example, growth stocks have performed best during the later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both the growth and value investing styles may, over time, go in and out of favor. At times when the investing style used by a Fund is out of favor, that Fund may underperform other Funds that use different investing styles.

XI. Management Risk

Although a Fund’s subadviser(s) will apply their investment strategies, techniques, and risk analyses in making investment decisions for the Fund, there is no guarantee that this will produce the intended results and there is no guarantee the Fund will meet its objective.

XIII. Multi-Manager Risk

While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund was managed by a single subadviser, which could affect the Fund’s performance.

XVI. Investing in Other Investment Companies

A Fund’s investment in another investment company (including another Fund) is subject to the risks associated with that investment company’s portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund’s own fees and expenses.

XVII. ETF Risks

An investment in an ETF generally presents the same primary risks as an investment in other investment companies (see “Investing in Other Investment Companies”). However, an investment in an ETF may be subject to the following additional risks: (1) the market price of an ETF’s shares may be above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading in an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an ETF may not be actively managed and may not accurately track the performance of the reference index; (5) an ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an ETF will decline more or less in correlation with any decline in the value of the index the ETF seeks to track.

XIX. Commodity Futures Trading Commission (“CFTC”) Regulatory Risks

With respect to the Fund, VIA currently claims an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC and, therefore, neither VIA nor the Funds are subject to CFTC registration or regulation as a CPO.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on their investments in certain derivatives, such as futures, commodity options and swaps. In the event that the Fund’s use of these derivatives would prevent VIA from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), VIA would then be subject to regulation as a CPO with respect to the Fund, and the Fund would become subject to regulation by the CFTC. In that case, a Fund may incur additional expenses in complying with the CFTC’s recordkeeping, reporting and disclosure requirements.

Disclosure of the Fund’s Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund’s complete month-end portfolio holdings are made publicly available online at www.icmarc.org 25 days after month-end (or the next business day thereafter). Such information will continue to remain available until The Vantagepoint Funds file a Form N-CSR or Form N-Q for the period that includes the date as to which the month-end portfolio holdings website disclosure is current.

In addition, the Fund’s portfolio holdings may be made publicly available at any time online at www.icmarc.org following a determination by The Vantagepoint Funds’ President and its Chief Compliance Officer that the disclosure will serve a legitimate business purpose of the Fund and is in the best interests of the Fund and its shareholders. Once information is publicly available to all Fund shareholders on the above website, that information may be disclosed in writing or orally to other persons.

Management of the Fund

The investment adviser of the Fund is VIA, 777 North Capitol Street NE, Suite 600, Washington, DC 20002-4240. VIA, has been registered as an investment adviser since 1999, and is a wholly owned subsidiary of ICMA Retirement Corporation (“ICMA-RC”). ICMA-RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in establishing and administering deferred compensation and qualified retirement plans for their public sector employees. ICMA-RC’s primary advisory client is VantageTrust Company, LLC, trustee of VantageTrust, which was formed to provide for the investment of the retirement plans administered by ICMA-RC on a commingled basis.

As investment adviser to the Fund, VIA supervises and directs the Fund’s investments.

The Fund pays VIA and their subadvisers fees (as applicable) for managing the Fund’s investments. These fees are calculated as a percentage of the Fund’s assets under management.

The Fund commenced operations on May 1, 2016 and did not pay advisory fees or subadvisory fees for the fiscal year ended December 31, 2015. The Fund’s total advisory and subadvisory fees as of May 1, 2016 (the Fund’s inception date) is estimated to be [    ]% of average net assets. The advisory and subadvisory fees charged can be found in the SAI under the heading “Investment Advisory and Other Services.”

The Fund’s advisory and subadvisory fee schedules may include “breakpoints,” which have the effect of lowering the rate of fees paid to the adviser or a subadviser as the value of the portion of the Fund’s assets managed by the adviser or that subadviser increases. Conversely, when the value of a Fund’s assets managed by the adviser or a subadviser decreases, advisory or subadvisory fees as a percentage of those assets may increase. The amount of the Fund’s assets managed by the adviser or a subadviser may decrease due to a variety of reasons (including as a result of market forces or management actions) such that the Fund no longer qualifies for a breakpoint reduction in fee rates, which would cause the Fund to pay a higher rate of fee to the adviser or a subadviser as determined by the advisory or subadvisory fee schedule. Please see the Fund’s SAI for additional information about VIA’s fee schedule and each subadviser’s fee schedule, including any breakpoints that apply for the Fund.

VIA oversees the subadvisers and recommends to the Fund’s Board of Directors their hiring, termination and replacement. Pursuant to an order issued by the SEC, VIA may hire or change subadvisers who are not affiliated with the Funds or VIA and materially amend subadvisory agreements, with the approval of the Funds’ Board of Directors. Shareholders will be notified of such changes. This notice may occur after the changes take place.

Shareholder approval of a change to a subadvisory agreement is not required unless the change would result in an increase in the overall management and advisory fees payable by the Fund that have been approved by shareholders of such Fund. Shareholders of the following Funds have previously approved the maximum aggregate advisory fees set forth below:

[TO BE COMPLETED IN LATER FILING]

Because the rate of fees payable and the amount of assets allocated to the different subadvisers of the subadvised Fund vary, the aggregate advisory fees that may be paid by the Fund having more than one subadviser will vary from time to time, due to increases or decreases in the market value of the separate portions of the Fund’s portfolio managed by each subadviser. Variations in the aggregate amount of advisory fees paid also may result from decisions made by VIA to reallocate cash among the respective subadvisers of the Fund. These variations may occur even though there has been no change in the contractual arrangements between the Fund and any subadviser.

The investment program and its performance are subject to the overall supervision and periodic review by the Fund’s Board of Directors.

A discussion regarding the basis for the approval by the Fund’s Board of Directors of the investment advisory agreements will be available in the Fund’s next Annual or Semi-Annual Report.

Shareholder Information

Definition of a Business Day

For purposes of the following discussion, unless noted otherwise, “business day” means the period(s) of time on any given day during which the New York Stock Exchange (“NYSE”) is open for business. Unless noted otherwise, “close of business” means 4:00 p.m. Eastern Time on each business day or the final close of business on any business day during which trading on the NYSE is suspended.

Share Accounting for the Fund

A share of the Fund represents a dollar-weighted proportional ownership interest in the Fund. The Fund does not issue share certificates.

The price of a share is known as its net asset value (“NAV”). The daily NAV of a share is determined as of the close of each business day. NAV is calculated separately for each class of shares of a multiple class Fund. The daily NAV of a share of a particular class of the Fund is determined by adding the class’ pro rata share of the value of the Fund’s investments, plus cash, and other assets, deducting the class’ pro rata share of the Fund’s non class-specific liabilities, deducting the class-specific liabilities, and then dividing the result by the number of outstanding shares of that class as of the end of the prior day, and rounding the results to the nearest cent. The value of your investment in the Fund equals the number of shares you own multiplied by the current day’s NAV for that share.

Since share values and investment returns will fluctuate, an exchange or redemption at any given time will normally result in your receiving more or less than the original cost of your investment.

Valuation of the Fund’s Investment Securities

Investment securities held by the Fund are valued each business day at their current market value.

The Fund normally obtains market values for its securities and other assets from independent pricing services that use reported last sale prices, current market quotations or, valuations from computerized “matrix” systems that derive values based on comparable securities or valuation or similar models. Certain derivatives may be valued at the last reported sales price or based on a combination of bid and ask prices.

The Fund’s Board of Directors has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Fund’s Pricing Committee. Determinations of the Pricing Committee are subject to review by the Board of Directors at its next scheduled quarterly meeting after the fair valuations are determined.

The Fund calculates the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates.

The Fund may own securities or other instruments that trade primarily in foreign markets that trade on weekends or other days that the Fund does not price its shares. As a result, the Fund’s net asset value may change on days when you will not be able to buy or sell shares of the Fund.

Securities issued by open-end investment companies held by a Fund will be valued using the respective NAV of such investment companies for purchase or redemption orders placed on that day.

The Fund expects to price most of its securities based on current market values as discussed above. Securities and other assets for which market quotations are not readily available will be valued at fair value in accordance with procedures adopted by the Fund’s Board of Directors. The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: foreign securities, as discussed below; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value the Fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities.

Securities and other assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method or models that take into consideration various factors. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method or model not been used. Securities or other assets may be valued based upon appraisals derived from information concerning the security or asset or similar securities or assets received from broker-dealer supplied quotations or valuations. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its NAV because an event has occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

Use of Fair Value Pricing Service for Certain Foreign Equity Securities—For foreign equity securities that are principally traded in markets outside North and South America, the Fund’s Board of Directors approved the use of a third party fair valuation service (“FVIS”) to provide fair value prices for these securities. The FVIS uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. The Fund’s Board of Directors has approved use of the fair value prices provided through the FVIS service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the Fund that are principally traded in markets outside North and South America. In the event prices for such a foreign security are not available through the FVIS or another fair value pricing service approved by the Board of Directors, the security may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security determined in accordance with the Fund’s valuation procedures.

Risks of Fair Value Pricing—Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. As discussed above, fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security or other asset if it were to sell the security or other asset at approximately the time at which the Fund determines its NAV per share. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Reinvestment of Earnings

All earnings of the Fund (interest, dividend income, and capital gains) are reinvested in the Funds and used to purchase additional shares, with the exception of Vantagepoint Elite shareholders, who may elect to receive cash dividends.

Reporting to Investors

Please review carefully all investment transaction reports you receive from The Vantagepoint Funds. For all transactions, you must notify us of an error or discrepancy within 90 days following the statement end date. Your account will be corrected and made whole if an error has been made by the Fund’s transfer agent.

We recommend that you provide notification by contacting us at 800-669-7400, by logging into Account Access to send a secure message, or by facsimile transmission to 202-682-6439 to the attention of Investor Services so that the date of your notification can be verified.

For purposes of this policy, all time periods begin when notification of the transaction has been mailed to you and not upon receipt.

Purchases, Exchanges, and Redemptions

Eligible Investors in the Fund

The Fund is open for investment by, but not limited to, the following: (1) the VantageTrust Funds; (2) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (3) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (4) VantageCare Retirement Health Savings Plans (“RHS”); (5) 529 college savings plans; (6) certain tax-exempt or not-for-profit entities; (7) Directors of The Vantagepoint Funds; (8) VantageCare RHS Employer Investment Program (“EIP”) accounts; and (9) ICMA-RC and its affiliates. The details of such eligibility criteria are set forth in the account application.

The Fund is also available for investment by other Vantagepoint Funds.

Share Classes—Generally

Each share of the Fund, regardless of class, represents an investment in the same Fund, but each class has its own expense structure and eligibility requirements. The Fund offers Investor and T Shares. The Fund does not offer any other share classes.

The Fund does not impose any minimum investment amounts, front-end sales charges, deferred sales charges or back-end sales charges associated with investments in the Fund or any share class. However, certain employee benefit plans and the Vantagepoint Elite Program may impose their own minimums.

Share Classes—Shareholder Eligibility Requirements

Shareholder eligibility requirements for the Fund’s share classes are as follows:

•	T Shares—T Shares are available for purchase only by: (1) the VantageTrusts; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA-RC; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; (4) the Model Portfolio and Milestone Funds; and (5) ICMA-RC (as seed investor for new Funds).

•	Investor Shares—Investor Shares are available for purchase by any eligible Fund investor (see “Eligible Investors in the Fund” above) that does not qualify for investment in T Shares.

Pricing and Timing of Purchases, Exchanges and Redemptions

The Fund is normally open for business and operating for those time period(s) on any given day during which the NYSE is open for business (a “business day”). The Fund calculates its NAV at the close of each business day.

Purchases, exchanges and redemptions are executed at the NAV next calculated after the Fund transfer agent receives the transaction request in good order. For example, under normal circumstances, a transaction request received at 9:30 a.m. Eastern Time on a business day is executed at the same price as that of a transaction request received at 3:00 p.m. Eastern Time — at that day’s closing price. If a transaction request is received in the morning, an investor is not insulated from market gains or losses during the rest of the business day. A transaction request received after the calculation of the NAV on one day will be executed at the price in effect at the close of the next business day. Transaction requests by facsimile must be received prior to the close of business to receive that day’s NAV.

Purchases—Generally

The Vantagepoint Funds reserve the right in their sole discretion to suspend the offering of their shares, or to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund. Shares of the Fund will not be sold in states where such shares are not registered for sale or not exempted from registration.

Purchases by Employee Benefit Plans—Employee benefit plans must fill out a retirement plan account form that is to be signed by the plan’s trustee or other authorized official. Plans may submit purchase orders to the Fund through payroll deduction or from other retirement plans as often as daily. Payments may be transmitted by check, wire, and Automated Clearing House (“ACH”), although it is preferred that the Fund receive payments by wire. Investment detail must be submitted electronically via EZLink.

Purchase requests from plans must be accompanied by participant allocation instructions sufficient to enable The Vantagepoint Funds to properly allocate purchase amounts among plan participants. If a purchase request is not accompanied by such instructions, the deposit is held in a non-interest bearing account until all necessary information is received. If proper instructions are still not received after three business days, the deposit is returned to the plan. Allocations to improperly identified participant accounts or participant accounts for which no account form has been received will be returned to the plan.

Purchases through Payroll Deduction IRAs—Purchases made through payroll deduction of IRA contributions will be handled the same as purchases made by employee benefit plans, but will require a separate account form or an electronic application via IRA Enrollment online at www.icmarc.org.

Purchases through Non-Payroll Deduction IRAs—First time IRA investors must fill out an IRA account application and mail it to the Funds along with a check, or complete the electronic application via IRA Enrollment online at www.icmarc.org. Please call 800-669-7400 for assistance when you are establishing a non-payroll deduction IRA account.

Purchases through RHS Plans—Purchases made through RHS contributions can be requested by calling 800-669-7400, or online at www.icmarc.org.

Purchases through EIP Plans—Purchases made in EIP Plans are submitted by the employer, using separate account forms for fund transfer and allocation transactions.

Exchanges

An exchange between The Vantagepoint Funds is a two-part transaction — a redemption of shares in one Vantagepoint Fund and a purchase of shares in another Vantagepoint Fund. Shares of any Vantagepoint Fund (or a share class thereof) may be exchanged for shares of the same or any other Vantagepoint Fund (or a share class thereof), provided such exchanges are permitted by the 1940 Act and provided that any and all shareholder eligibility requirements for the relevant Vantagepoint Fund (and class, as applicable) are satisfied by the holder of those shares.

Exchange requests may be communicated by telephone or internet, as described below. Confirmations of exchanges are normally sent to investors on the business day following the day the transaction occurs. Investors should verify the accuracy of information in confirmations immediately upon receipt. Refer to “Reporting to Investors” on how to report an error to The Vantagepoint Funds.

Exchanges by Telephone—Investors normally may make exchanges by telephone by calling 800-669-7400 and speaking with a representative. Verbal instructions given to a telephone representative will be accepted upon verification of your identity and will be recorded to permit verification.

Should the “800” number become unavailable, transactions may be made online at www.icmarc.org, as described in “Exchanges by Internet,” or by U.S. mail or express mail (at the shareholder’s expense) to the attention of the Workflow Management Team, P.O. Box 96220, Washington, D.C. 20090-6220.

Exchanges by Internet—The Fund maintains a home page on the Internet. The address is www.icmarc.org. Information available from the site’s “Account Access” feature (which requires a special login) includes account balances, investment allocations, and investment performance. You may also execute transactions or make changes in your investment allocation via Account Access. The transfer agent for the Fund will require that instructions received over the Internet be accompanied by a password.

Account Access is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Accordingly, neither the Fund, the Fund’s investment adviser, nor the Fund’s transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should Account Access become unavailable, transactions may be made through the “800” number, as described in “Exchanges by Telephone.”

Redemptions

With the exception of redemptions that are made to effect exchanges among The Vantagepoint Funds, redemption requests must be in writing. A signature guarantee may be required, at the Fund’s discretion, for certain redemptions.

Redemptions may be subject to certain restrictions imposed by the Internal Revenue Code of 1986, as amended, on the timing of distributions under tax-favored employee benefit plans and IRAs. If investment in the Fund has been made through one or more of these plans or IRAs, please call 800-669-7400 regarding these restrictions.

Redemptions Through an IRA, an RHS or an EIP Account—To redeem shares that you own through an IRA account, you must send your request to us online using Account Access, or by completing a withdrawal form (see below) and mailing it to: c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010.

A form for requesting IRA account withdrawals is available online through Account Access or by contacting Investor Services at 800-669-7400.

To request a form for redeeming shares owned through an RHS account, please contact Investor Services at 800-669-7400.

To request a form for redeeming shares owned through an EIP account, please contact Client Services at 800-326-7272.

Vantagepoint Elite Program

Investor Shares may be purchased through the Vantagepoint Elite retail brokerage account program, which is available to any participant in an employee benefit plan administered by ICMA-RC. Vantagepoint Elite investors may redeem or exchange shares of the Fund online at www.tdameritrade.com or by speaking to a brokerage representative at 800-669-3900. For more information about opening a Vantagepoint Elite account, please call 800-669-7400.

Investments submitted for an account that is deemed to be ineligible for this program will be returned to the investor promptly upon detection. The Fund will retain any earnings on these ineligible accounts and the investor will bear any losses.

Inability to Conduct Business

As mentioned above, the Fund is normally open for business and operating for those time period(s) on any given day during which the NYSE is open for business. However, unusual circumstances including, but not limited to, severe and extraordinary weather conditions, flooding, other natural disasters, pandemic flu or other epidemics, regional power failures, fires, market disruption, civil disturbances, or other emergencies may prevent the Fund or their service providers from conducting business on a given day or series of days. In the event of a pandemic flu or other similar circumstances whereby the Fund or its service providers are open for business and operating under unusual conditions, investment transactions and other orders or directions may be required to be sent over the Internet to ensure the receipt and processing of such requests.

Frequent Purchases and Redemptions of Fund Shares

The Fund discourages short-term or frequent trading, often referred to as “market timing,” in Fund shares and seek to restrict or reject such trading or take other action to prevent it when identified and judged by the Fund or its transfer agent or adviser to be detrimental to the interests of the Fund and its long-term shareholders. The Fund is intended for long-term investment. Frequent purchases and redemptions of Fund shares may present risks for the Fund and their long-term shareholders as described below.

Frequent Trading Generally—The Board of Directors has adopted the following policies regarding frequent trading in Fund shares:

The following trading practices generally will result in the Fund taking action as described under “Consequences of Frequent Trading for Investors” below: (1) three or more “roundtrips” in the same Fund within any rolling 90-day period, or (2) ten or more “roundtrips” in the same Fund within any rolling 365-day period. A “roundtrip” is defined as a purchase of a Fund’s shares followed by a redemption of the same Fund’s shares during the relevant period. For example, three purchases and three redemptions must occur within a 90-day period or ten purchases and ten redemptions must occur within a 365-day period. If trading activity in a Fund reaches or exceeds either threshold described above, the Fund normally will take action to deter future frequent trading in the Fund, as discussed below. The Fund also may take action, even if the above thresholds are not met, if the trading is deemed to be disruptive for other reasons (e.g., excessively large trade amount).

The Fund may change the definition of frequent trading at any time without prior notice, depending upon factors such as the protection of the best interests of long-term investors or state or Federal regulatory requirements. It is expected that this policy will change over time to reflect the changing nature and strategies of frequent traders.

Certain types of transactions generally do not raise frequent trading concerns and normally will not require application of the Funds’ restrictions on frequent trading. These transactions include, but are not limited to: (1) reinvestment of dividends; (2) automatic investment/contribution, asset allocation (including accounts maintained under investment advisory programs or agreements) or withdrawal plans (including regularly scheduled and required minimum distributions); (3) retirement plan loan distributions and repayments; (4) certain retirement plan withdrawal events; (5) transactions initiated by a plan sponsor; and (6) transfers of assets that are non-investor driven.

Risks of Frequent Trades for the Fund—Depending on various factors, including the size of a Fund, the nature of the Fund’s portfolio holdings, the amount of Fund assets typically maintained in cash or cash equivalents, and the dollar amount, number and frequency of trades, short-term or excessive trading may:

•	interfere with the efficient management of a Fund’s portfolio,

•	increase a Fund’s transaction costs, administrative costs or taxes, that are borne by all shareholders, including long-term investors that do not trade frequently,

•	impact Fund performance, or

•	otherwise be detrimental to the interests of a Fund and its shareholders.

In addition, under certain circumstances, frequent trading in Fund shares may dilute the value of a Fund’s shares. This may happen when certain investors try to take advantage of possible delays between the change in the value of the Fund’s portfolio holdings and the reflection of that change in the Fund’s NAV. This is sometimes called “arbitrage market timing.” Arbitrage market timing could, under certain circumstances, dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices of the Fund’s portfolio securities. The risk of arbitrage market timing particularly applies to those Vantagepoint Funds that hold significant investments in foreign securities, as certain foreign markets close several hours ahead of the U.S. markets and to those Vantagepoint Funds that have a significant portion of their assets invested in small-cap securities and other types of investments that may not trade frequently.

Please see “Valuation of the Fund’s Investment Securities” for more information.

Consequences of Frequent Trading for Investors—Although the Fund, its investment adviser and its transfer agent endeavor to apply the Fund’s frequent trading policies uniformly, monitoring and evaluating the potential detrimental or harmful effects of frequent trading on the Fund involves inherently subjective judgments. The Fund, its investment adviser and its transfer agent will not knowingly accommodate trading activity that they have identified as being detrimental to the Fund by, or make any exceptions to the Fund’s frequent trading policies with respect to such trading activity for, any particular Fund shareholder or category of shareholders. Accordingly, if the Fund’s investment adviser or transfer agent becomes aware that an investor may be engaged in frequent trading in a Fund as described above and they conclude that such trading may be detrimental to the Fund, one or more of the following actions may be taken Account Monitoring and Shareholder Communications—The Fund and its service providers may increase the monitoring of the investor’s account(s) based on trading activity and account history, and may communicate with the investor either over the phone or in writing about trading activities in an effort to deter such activities. If such communications fail to deter the frequent or otherwise harmful trading activity, further action may be taken, as discussed below.

Barring Future Purchases—The Fund may temporarily (e.g., for a period of 180 days) or permanently bar the investor’s future purchases into the Fund (or other Funds) or may limit the amount, number or frequency of any future purchases or the method by which the investor may request future purchases and redemptions.

Rejecting, Canceling and Revoking Purchases and Exchanges—The Fund’s investment adviser or transfer agent, on behalf of the Fund, may reject any purchase or exchange order for any series for any reason in their sole discretion, including for suspicion of frequent trading. Further, purchase orders placed in violation or suspected violation of the Fund’s frequent trading policy are not necessarily deemed accepted by the Fund and may be canceled or revoked by the Fund’s transfer agent effective the next business day following receipt by the Fund.

Steps to Reduce Frequent Trading—From time to time, the Fund’s investment adviser or transfer agent may use several methods in an effort to reduce the risks of harmful frequent trading. These may include one or more of the following:

(1)	reviewing recent trades in Fund shares in an effort to identify possible frequent trading activity;

(2)	refusing, barring, or otherwise limiting purchase orders;

(3)	closing shareholder accounts and involuntarily redeeming Fund shares as permitted by law;

(4)	imposing specific limitations on transfers in the International Fund and the Overseas Equity Index Fund (see “Transfer Policy for Vantagepoint International Fund and Vantagepoint Overseas Equity Index Fund”); and

(5)	using a third party fair valuation model to provide fair value prices for certain foreign equity securities.

The Fund also reserve the right to reject any order to purchase shares of any Fund when, in management’s judgment and in its sole discretion, rejection of an order is in the best interests of the Funds and their long-term shareholders.

Limitations on the Effectiveness of Frequent Trading Policy—The Fund will take steps to detect and deter harmful frequent trading, but there can be no assurances that all such trading will be detected and prevented or that the Funds or their service providers will be able to completely eliminate, reduce or deter harmful frequent trading activities. The Funds reserve the right to amend their frequent trading policy and procedures at any time.

Trading Through Intermediaries—You are subject to this policy whether you are a direct shareholder of a Fund or you are investing indirectly in a Fund through an employee benefit plan whose assets are invested through VantageTrust or another trust or trustee or if you are investing through another intermediary.

While the Fund’s investment adviser and transfer agent will encourage financial intermediaries to apply the Fund’s frequent trading policy to their customers who invest indirectly in the Fund, the Fund’s investment adviser and transfer agent may not always be able to detect frequent trading that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. However, the Fund’s investment adviser and transfer agent review trading activity at the omnibus account level to seek to identify patterns that may suggest trading activity contrary to the Fund’s frequent trading policy. If they believe that such activity may have occurred, the Fund’s investment adviser and transfer agent may request and receive personal identifying information and transaction histories for some or all underlying Fund shareholders (or in the case of retirement plans, underlying plan participants). Should the Fund’s investment adviser or transfer agent subsequently determine that an underlying shareholder has violated the Funds’ frequent trading policy, it will instruct the intermediary to take appropriate action in accordance with the Funds’ frequent trading policy.

Transfer Policy for the Vantagepoint Emerging Markets Fund—The following transfer policy applies to the Emerging Markets Fund:

Investors (except for the Model Portfolio Funds or Milestone Funds) who transfer assets out of these Funds must wait at least 91 days before transferring assets back into the same Fund. This policy affects transfers only. It does not affect regular contributions or disbursements. The above transfer policy does not apply to an investor’s transactions in shares of the Model Portfolio Funds or Milestone Funds even though these Funds from time to time invest a portion of their assets in the Fund.

This policy is designed to protect long-term investors in the Fund. When money is transferred into or out of the Fund, the portfolio managers may be required to buy or sell securities. Because trading costs can be fairly high in an international equity portfolio, short-term trading may generate higher-than-usual transaction costs that are borne by all shareholders, including those who do not trade frequently.

The Fund also have adopted this policy to control frequent trading and to protect the interests of long-term investors in the Fund.

Distribution Arrangements

ICMA-RC Services, LLC (“ICMA-RC Services”) serves as distributor to the Fund. ICMA-RC Services receives no compensation for its services as distributor.

Tax Consequences

The Fund has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund distributes ordinary income and capital gains, if any, at least annually.

Shareholders who invest in the Fund through tax-qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans. All distributions to shareholders that are reinvested in the Fund are used to purchase additional shares. Investors in the Vantagepoint Elite program may receive these distributions in cash. An investor should consult his/her benefits or tax advisor for additional information about IRS rules, regulations, or requirements pertaining to these plans.

Distributions paid to Vantagepoint Elite investors will normally be taxed as income or capital gains when they are received whether or not they are reinvested. Such dividends and distributions may be subject to federal, state and local taxation. Income distributions are generally taxable at ordinary income tax rates except to the extent they are reported as qualified dividend income. Dividends that are qualified dividend income are currently eligible for the reduced maximum rate to individuals of 20% (lower rates for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 20% (lower rates for individuals in lower tax brackets).

Vantagepoint Elite investors should note that if you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution and should be avoided by such investors. Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

Dividends declared in October, November or December and paid in January of the following calendar year will be treated as paid on December 31 of the calendar year in which declared for tax purposes.

Unless you hold your shares in a tax advantaged account, each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent of a net capital gain distribution received by the shareholder.

To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund will notify Vantagepoint Elite investors if it makes such an election and provide such investors with the information necessary to reflect foreign taxes paid on their income tax return.

More information about taxes is in the Fund’s SAI. Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.

The SAI includes additional information about The Vantagepoint Funds. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

Additional information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can obtain a free copy of the SAI and the most recent annual or semi-annual report by calling 800-669-7400. You may also call 800-669-7400 to request other information or to make shareholder inquiries. The SAI, annual and semi-annual reports are also available, free of charge, online at www.icmarc.org/vpprospectus.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC’s website (www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Investment Company Act file number: 811-08941

THE VANTAGEPOINT FUNDS

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2016

Ticker
Emerging Markets Fund
Investor Shares
T Shares

The Vantagepoint Funds (the “Trust”) is an open-end management investment company registered as such under the Investment Company Act of 1940 (“1940 Act”). The Trust operates as a “series” investment company, offering 32 distinct no-load, diversified investment portfolios (of which one is listed above (“the Fund”)), each having its own investment objective(s). The Fund has more than one share class, as outlined above. This Statement of Additional Information (“SAI”) contains additional information about the Fund.

This SAI is not a prospectus. This SAI is incorporated by reference into, and should be read in conjunction with, the Trust’s current Prospectus, dated May 1, 2016 (the “Prospectus”), as supplemented from time to time. A copy of the Prospectus, SAI, annual report or semi-annual report may be obtained without charge by writing to the Trust at 777 N. Capitol Street, N.E., Washington, DC 20002, by calling 1-800-669-7400 or by e-mailing a request to InvestorServices@icmarc.org. These documents are also available, free of charge, online at www.icmarc.org/vpprospectus.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on July 28, 1998. It is managed by Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”). With respect to certain Funds and subject to the approval of the Trust’s Board of Directors (the “Board”), VIA in turn hires and manages subadvisers that are responsible for the day-to-day investment management of and security selections for such Funds.

PAGE
General Investment Information	[ ]
Comparative Benchmark Indexes	[ ]
Additional Information About the Fund’s Investments and Risks	[ ]
Fund Policies and Investment Limitations	[ ]
Policy on Disclosure of Fund Portfolio Holdings	[ ]
Management of the Trust	[ ]
Information About the Directors and Officers	[ ]
Compensation	[ ]
Ownership of Fund Shares by the Directors	[ ]
Committees of the Board	[ ]
Control Persons and Principal Holders of Securities	[ ]
Investment Advisory and Other Services	[ ]
Subadvisers	[ ]
Additional Information Pertaining to the Portfolio Managers of the Fund	[ ]
Portfolio Manager Ownership of Fund Shares	[ ]
Portfolio Transactions of the Fund	[ ]
Capital Stock and Other Securities	[ ]
Purchases and Redemptions	[ ]
Taxes	[ ]
Changes to Fund Objectives, Strategies, Subadvisers and Comparative Benchmarks	[ ]
Calculation of Performance Data	[ ]
Legal Counsel, Independent Registered Public Accounting Firm and Custodian	[ ]
Financial Statements	[ ]
Appendix A – Credit Ratings	A-1
Appendix B – Proxy Voting Guidelines	B-1

The following discussion of investment objectives and policies for the Fund supplements, and should be read in conjunction with, the discussion of those investment objectives, principal investment strategies and investment policies set forth in the Prospectus.

GENERAL INVESTMENT INFORMATION

Investment Objectives. The investment objective of the Fund is fundamental and any material change in a Fund’s fundamental investment objective requires the approval of the vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Please see “Fund Policies and Investment Limitations” for more information about Fund policies and investment limitations.

Investment Subadvisers. The assets of the Fund are managed by one or more subadvisers. Subadvisers are retained to manage all or a particular portion of the Fund’s assets under the terms of written investment subadvisory contracts with VIA and the Trust on the behalf of the Fund. Under these contracts, each subadviser agrees to exercise investment management discretion over the assets of the Fund allocated to it in a manner consistent with the Fund’s investment policies and strategies set forth in the Prospectus and this SAI. Each subadviser has its own individual investment management experience and style, and each operates independently of the others. Each subadviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940. Further information about each Fund subadviser may be found in the Prospectus and this SAI.

CFTC Matters. With respect to the Funds, VIA currently claims an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, neither VIA nor the Funds are subject to CFTC registration or regulation as a CPO.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on their investments in certain derivatives, such as futures, commodity options and swaps. In the event that a Fund’s use of these derivatives would prevent VIA from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), VIA would then be subject to regulation as a CPO with respect to the Fund, and such Fund would become subject to regulation by the CFTC. In that case, the Fund may incur additional expenses in complying with the CFTC’s recordkeeping, reporting and disclosure requirements. The Fund is not intended as vehicles for trading in futures, commodity options or swaps markets.

COMPARATIVE BENCHMARK INDEXES

The Fund may, from time to time, use one or more of the unmanaged indexes listed below for purposes of comparing Fund performance. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks or peer groups may be used for comparative purposes. All of the indexes are unmanaged and do not reflect the costs of portfolio management, trading, fees, expenses or taxes.

MSCI Emerging Markets Index (Net) – is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large and mid cap representation across 23 Emerging Markets countries. The net returns version of this index reinvests dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

MSCI Indexes. THE VANTAGEPOINT FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE VANTAGEPOINT FUNDS. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE VANTAGEPOINT FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF SHARES OF THE VANTAGEPOINT FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH SHARES OF THE VANTAGEPOINT FUNDS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE VANTAGEPOINT FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH

ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS

The following pages contain more detailed information about certain types of instruments in which the Fund may invest. With respect to the different investments discussed below, the Fund may acquire such investments to the extent consistent with its investment objectives, strategies and policies.

BELOW INVESTMENT GRADE (“HIGH YIELD”) SECURITIES: Below investment grade securities (commonly referred to as high yield securities or “junk bonds”) are defined as securities or instruments rated below the four highest rating categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings (“Fitch”), each a major Nationally Recognized Statistical Rating Organization (“NRSRO”). For Moody’s, S&P, or Fitch, ratings at or below Ba, BB or BB, respectively, are below investment grade. In the case of different ratings among S&P, Moody’s, and Fitch (a split rated security), the rating of such split rated security will be determined as follows: if all three agencies rate a security, the highest and lowest ratings will be dropped and the remaining middle rating will be used; if two of the three agencies rate a security, the security will be considered to have the lower (i.e., more conservative) credit rating. If a security is not rated by S&P, Moody’s, or Fitch, it may be determined to be of comparable quality by the Adviser or a subadviser, as applicable. See “Appendix A” to this SAI for more information regarding the credit rating categories of S&P, Moody’s and Fitch.

NRSROs, which include S&P, Moody’s, and Fitch, provide ratings on fixed income securities based on their analyses of information they deem relevant. Ratings of each major NRSRO represent its judgment of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate. NRSRO ratings are not absolute standards of credit quality and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and or repay principal and a NRSRO’s decision to downgrade a security. Any shortcomings or inefficiencies in the NRSROs’ processes for determining ratings may adversely affect the ratings of securities held by the Fund and, as a result, may adversely affect those securities’ perceived credit risk.

Below investment grade obligations are considered speculative and may be in default. A Fund’s investments in below investment grade securities are subject to a substantial degree of credit risk. Adverse economic developments can disrupt the market for below investment grade securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations on a timely basis or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. Prices of below investment grade securities rise and fall primarily in response to actual or perceived changes in the issuer’s financial health and the issuer’s ability to meet principal and interest payments on a timely basis, although legislative and regulatory developments, changes in market interest rates, market perceptions, economic conditions, and general market liquidity may also affect prices. Below investment grade securities are more likely to react to developments affecting certain of these risks than more highly rated securities.

The secondary market for below investment grade securities may not be as liquid as the secondary market for more highly rated securities, which may cause those securities to be more difficult to value, and more difficult to sell at acceptable prices, as compared to higher rated securities. Below investment grade securities may experience reduced liquidity as well as sudden and substantial decreases in price.

Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of below investment grade securities, especially in a thin (low trading volume) market.

Not unlike investment grade fixed income securities, below investment grade may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security, potentially resulting in a decreased return for investors. Conversely, the value of a below investment grade held by a Fund may decrease in a rising interest rate market. If a Fund experiences unexpected net redemptions, this may force it to sell below investment grade securities without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.

CAPITALIZATION: Capitalization (often referred to as “market cap”) estimates the aggregate value of a company or stock, and is a basic measure of the value of a company. It is calculated by multiplying the number of the company’s shares outstanding by their current price per share. For example, if XYZ company has 15,000,000 shares of common stock outstanding with a share price of $20 per share, then the company’s market capitalization is 15,000,000 x $20 = $300,000,000. Many exchanges and indices take into account, and are weighted by, market capitalization.

Generally, the U.S. market recognizes three market cap ranges: large cap, mid cap and small cap, although the specific cut off points among these categories may differ. A larger market capitalization typically indicates a more valuable and more established company as compared with smaller capitalized companies. In addition, investments in companies with smaller capitalizations, e.g., small or mid capitalization companies, involve greater risks than are customarily associated with companies that have larger capitalizations.

CASH/CASH EQUIVALENTS: These include fixed income obligations with maturities of less than one year, including short-term accounts managed by a custodian institution and shares of money market mutual funds. They also include repurchase agreements and reverse repurchase agreements. In a repurchase agreement, a Fund buys a security from a bank or broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement is considered as the borrowing of money by the Fund and, therefore, a form of leverage, which may cause any gains or losses for the Fund to become magnified.

CERTIFICATES OF DEPOSIT: Certificates of deposit are negotiable interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER: Commercial paper is an unsecured short-term debt instrument issued by corporations and other entities. Maturities on these issues vary from one day up to 270 days.

CONVERTIBLE SECURITIES: Convertible securities possess investment characteristics of both equity and fixed income securities. Convertible securities include corporate bonds (“convertible bonds”) and preferred stocks that may be exchanged for a specific number of shares of the issuing company’s common stock at a specified conversion price.

Convertible securities tend to be of lower credit quality, have a higher risk of default and tend to be less liquid than traditional, nonconvertible investment grade bonds. Convertible securities may be rated below investment grade or may be unrated, which could increase their risks. The value of a convertible security increases and decreases with the value of the underlying common stock. When the convertible security’s conversion price is similar to the price of the underlying common stock, the convertible security itself generally behaves more like the common stock. When the convertible security’s conversion price is greater than the price of the underlying common stock, the convertible security generally behaves more like a fixed income security (and thus will be more sensitive to changes in interest rates).

CYBER SECURITY ISSUES: The Funds, and their service providers, may be subject to operational and information security risks resulting from cyber-security attacks or incidents (collectively, “cyber-events”). In general, cyber-events can result from deliberate attacks or unintentional events. Cyber-events include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-events may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber-events affecting the Funds or their investment adviser, subadvisers, custodian, transfer agent, and other third-party service providers may adversely impact the Funds. For instance, cyber-events may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject a Fund to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. In addition, cyber-events affecting issuers in which a Fund invests may cause such Fund’s investments to lose value.

DERIVATIVE INSTRUMENTS: A derivative is a financial instrument whose value is dependent upon the value of an underlying asset or assets. These underlying assets may include, among others, bonds, currency exchange rates, interest rates, stocks, or related indices. Types of derivatives include, but are not limited to, options, futures contracts, options on futures, forward currency contracts, and swaps. Further information about these instruments and the risks involved in their use is included in the Prospectus and as follows in this SAI.

Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges (exchanged-traded derivatives), while other derivatives, are privately negotiated and entered into in the over-the-counter (“OTC”) market (OTC derivatives). Certain swaps are traded through swap execution facilities. OTC derivatives are typically less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. In addition, the use of derivatives may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments may include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that a Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that a Fund’s use of any derivatives strategy will succeed, or that a Fund will not lose money.

Additional information regarding the different types of derivative instruments used by the Funds (and their associated risks) is set forth below:

Forward Currency Contracts. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

Forward currency contracts may be used by the Fund for the following purposes:

Fund	Manage foreign currency risk	Obtain or adjust investment exposure to foreign currencies
Emerging Markets Fund	*	*

Futures. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date. Futures may involve a small investment of cash relative to the magnitude of the risk assumed. For purposes of meeting a Fund’s investment objectives or restrictions, futures contracts are considered to be the same type of security or financial instrument as that underlying the contract. Futures transactions must be made on national exchanges where purchases and sales transactions are regularly executed and regulated.

The risks associated with the use of futures include: a Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts; there may be an imperfect correlation between the changes in the prices of futures and options on futures and the market value of their underlying assets; trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and there may not always be a liquid secondary market for a futures contract, and; therefore, a Fund may be unable to close out its futures contracts at a time that is advantageous.

Futures may be used by the Fund for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	Stock market risk	Foreign currency risk	To certain assets or asset classes	To foreign currencies
Emerging Markets Fund			*	*	*	*

Options. An option is a derivative financial instrument that specifies a contract between two parties for a future transaction on a financial instrument at a reference price (strike price). The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. Options have various types of underlying financial instruments, including specific securities, indices of securities prices, futures contracts, and swaps.

When a Fund writes an option, the Fund receives a premium from the buyer and becomes obligated to sell or purchase the underlying financial instrument at a fixed price upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a financial instrument at a price different from the current market value.

When an option is exercised, the proceeds on a sale for a written call option or the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. The risk of writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying financial instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying financial instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if the price of the underlying financial instrument falls substantially. However, if the underlying financial instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying financial instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying financial instrument with risk limited to the cost of the option if the price of the underlying financial instrument falls. At the same time, the buyer can expect to suffer a loss if the price of the underlying instrument does not rise sufficiently to offset the cost of the option.

Option contracts and options on futures may be used by the Fund for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	Stock market risk	Foreign currency risk	To certain assets or asset classes	To foreign currencies
Emerging Markets Fund			*	*	*	*

Regulation of Other Derivatives under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) - The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on certain types of derivatives.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Funds engage in derivative transactions, may limit or prevent a Fund from using or limit a Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect a Fund’s ability to achieve its investment objective(s). The Fund will continue to monitor developments in the area. New requirements, even if not directly applicable to a Fund, may increase the cost of the Fund’s investments and cost of doing business.

DEPOSITARY RECEIPTS: Those Funds that may invest in foreign securities, as identified in the Prospectus, may purchase the foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. The risks associated with depositary receipts are similar to those of investing in foreign securities. In addition, the following risks also apply: the depositary of depositary receipts may not have physical custody of underlying securities; the depositary may charge additional fees for delivery of dividends and interest; a Fund may experience delays in receiving dividends or interest; and with respect to unsponsored programs, it may be harder to obtain financial information about the issuer of the underlying security because the issuer is not directly involved in the program.

EQUITY SECURITIES:

Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debtholders, and owners of preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event an issuer liquidates or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over claims of those who own preferred or common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and fixed income securities are subject.

EXCHANGE-TRADED FUNDS (“ETFs”): Most ETFs are registered under the 1940 Act as investment companies. Therefore, a Fund’s purchase of shares of an ETF may be subject to restrictions on investments in other investment companies. In addition, ETFs have their own management fees and other expenses, which increase their cost. See “Investment Companies” in this SAI.

ETFs hold portfolios of securities, commodities, or currencies that are intended to track, as closely as possible before expenses, the price and/or yield of (i) a specified domestic or foreign market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. Although the value of an investment in an ETF will rise or decline more or less in correlation with any rise or decline in the value of the index the exchange-traded fund seeks to track, the performance results of ETFs will not exactly track the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency.

ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies (see “Investment Companies” in this SAI). However, investments in ETFs further involve the same risks associated with a direct investment in the security, commodity or currency, or in the types of securities, commodities, or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value, and an active trading market in such shares may not develop or be maintained. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Lastly, an ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.

Some Funds may purchase ETF shares for the same reason they might purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to the securities in the ETF’s benchmark index while maintaining flexibility to meet their liquidity needs. ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

FIXED INCOME SECURITIES: Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. Fixed income securities may also include loan participations and assignments that are privately negotiated notes representing the equivalent of a loan or bank debt. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates over time. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments, as well as factors such as the market perception of the creditworthiness of the fixed income security’s issuer and general market liquidity. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but can affect a Fund’s net asset value.

Instability in the markets for fixed income securities may significantly affect the volatility of the prices of such securities. In the event of redemptions, a Fund that invests in fixed income securities may be forced to sell these portfolio securities at an unfavorable time or price. As a result, a Fund may incur a greater loss on the sale of such securities than under more stable market conditions. Such losses can adversely impact a Fund’s net asset value.

Nationally Recognized Statistical Rating Organizations (each an “NRSRO”), which include S&P, Moody’s and Fitch, provide ratings on fixed income securities based on their analyses of information they deem relevant. Ratings of each major NRSRO represent its judgment of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate. NRSRO ratings are not absolute standards of credit quality and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and or repay principal and a NRSRO’s decision to downgrade a security. Any shortcomings or inefficiencies in the NRSROs’ processes for determining ratings may adversely affect the ratings of securities held by the Fund and, as a result, may adversely affect those securities’ perceived credit risk.

The minimum credit rating threshold for fixed income securities must be met immediately after each new acquisition by a Fund. In the event a security owned by a Fund is downgraded, the Adviser or subadviser, as applicable, will review the situation and take appropriate action with regard to the security.

Additional information regarding fixed income securities is set forth below:

Corporate Bonds. Corporate bonds are fixed income securities issued by private and public corporations. Corporate bonds are issued by a wide variety of corporations involved in a variety of industries. A wide range of choices exist for corporate bonds in regard to bond structures, coupon rates, maturity dates, credit quality and industry exposure. Corporate bonds are generally considered higher risk than domestically issued government bonds. As a result, coupon rates paid on corporate bonds are generally higher than domestically issued government bonds with similar maturity dates, even for the highest credit quality corporate bonds.

The backing for a corporate bond is usually the payment ability of the corporation, which is typically money to be earned from future operations. In some cases, the corporation’s physical assets may be used as collateral for bonds. Corporate bonds are a source of capital for many corporations along with equity offerings and bank loans/lines of credit. Unlike equity securities, corporate bonds do not represent an ownership interest in the issuing corporation. However, in the event of default, corporate bond holders generally have a higher claim on the corporation’s unencumbered assets than do stock holders.

Municipal Securities. Municipal securities are fixed income securities issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities. In general, municipal securities are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water, and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are general obligation securities and revenue securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt instruments may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects, including (for example) electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer’s obligations.

Duration. Duration of a fixed income security is a measure of the expected change in value of the security for a given change in interest rates. The duration of a portfolio is the weighted average duration of all the fixed income securities in the portfolio. The effective duration of a portfolio takes into account that expected cash flows will fluctuate as interest rates change. For example, if interest rates change by one percent, the value of a security having an effective duration of two years generally would vary by two percent.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by S&P, Moody’s, or Fitch. In the case of different ratings among S&P, Moody’s, and Fitch (a split rated security), the rating of such split rated security will be determined as follows: if all three agencies rate a security, the highest and lowest ratings will be dropped and the remaining middle rating will be used; if two of the three agencies rate a security, the security will be considered to have the lower (i.e., more conservative) credit rating. If a security is not rated by S&P, Moody’s, or Fitch, it may be determined to be of comparable quality by the Adviser or a subadviser, as applicable.

See “Appendix A” to this SAI for more information regarding the credit rating categories of S&P, Moody’s and Fitch.

Average Credit Quality. The average credit quality for a Fund is an average of each fixed income security’s stated credit rating calculated on an asset-weighted basis.

Sensitivity to Economic Changes. Lower rated fixed income securities are more sensitive to adverse economic changes and corporate developments than their higher rated counterparts. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a fixed income security defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of lower rated fixed income securities and a Fund’s net asset value.

Call and Similar Risks. Fixed income securities may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, the value of a fixed income security held by a Fund may decrease in a rising interest rate market. If a Fund experiences unexpected net redemptions, this may force it to sell high yield fixed income securities without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular fixed income securities, which may adversely affect a Fund’s ability to value accurately or dispose of such fixed income securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of below investment grade fixed income securities, especially in a thin (low trading volume) market.

Maturity. The maturity of a fixed income security is the length of time until the date on which the issuer of a fixed income security must repay the principal or full face value in total (and sometimes the final interest payment) to the holder. For example, a bond with a period of 10 years has a maturity date 10 years after its issue. The maturity date also generally indicates the period of time during which the bondholder will receive interest payments.

The maturity date of a fixed income security is important because of interest rate risk. Generally, a security with a longer maturity will fluctuate more in price due to changes in interest rates as compared to a shorter term security. Fixed income securities are often classified by maturity date. Generally, the U.S. market recognizes three maturity ranges – short term, intermediate term and long term, although the specific cut off points among these categories may differ.

Some fixed income securities are callable (meaning that the issuer may redeem them before the maturity date under certain circumstances). Some fixed income securities, such as mortgage-backed securities, pay back their principal over the life of the debt, similar to the way a mortgage is amortized, or paid down. While these instruments also have a maturity date, that date is when the last installment payment of the loan as well as the last interest payment is due.

Maturity can refer to the security’s original maturity, meaning the length of time between first issuance and the repayment date, or remaining maturity, meaning the length of time, after first issuance, that remains under the repayment date.

Coupon Rate. A coupon payment on a fixed income security is a periodic interest payment that the holder receives during the time between when the security is issued and when it matures. Coupons are normally described in terms of the coupon rate, which is calculated by adding the total amount of coupons paid per year and dividing by the fixed income security’s face value.

Below Investment Grade Fixed Income Securities. See “Below Investment Grade Securities” for further information (and certain associated risks) of fixed income securities that are below investment grade.

FOREIGN SECURITIES: Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income and gains, possible seizure, nationalization, or expropriation of foreign assets, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the currency exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less publicly available information about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund’s investments denominated in foreign currencies will depend in part on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

Securities of Issuers Located in Emerging Market Countries (“Emerging Market Securities”). Emerging market securities are foreign securities of issuers located in an emerging markets country. Emerging markets countries are countries not included in the MSCI World Index, which is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets around the world.

A Fund’s investments in emerging market securities can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets countries may include frontier markets countries which generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging markets countries are magnified in frontier markets countries.

In addition to the risks of investing in emerging market fixed income securities, a Fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

Foreign Government Securities. Foreign government securities (also referred to as “sovereign debt securities”) are fixed income securities issued by a foreign government, a foreign municipality, or an agency or instrumentality thereof. The ability of a foreign governmental obligor to meet its obligations to pay principal and interest to debtholders generally will be adversely affected by rising foreign interest rates, as well as the level of the relevant government’s foreign currency reserves and currency devaluations. If a governmental obligor defaults on its obligations, a Fund may have limited legal recourse against the issuer and/or guarantor. These risks may be heightened during periods of economic or political instability, and are generally heightened in emerging markets countries.

Supranational Entities. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Union, the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supra-national entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its fixed income securities, and a Fund may lose money on such investments.

European-related Risks. Countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Union (“EU”) and European Economic and Monetary Union (“EMU”), which require member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or other regulations on trade, changes in the exchange rate of the Euro, the default or threat of default by one or more EU member countries on its sovereign debt, and/or an economic recession in one or more EU member countries may have a significant adverse effect on the economies of other EU member countries and major trading partners outside Europe. The exit of any country out of the Euro could have a destabilizing effect on that country and all eurozone countries and their economies, and could have an adverse effect on the global economy and on global markets.

ILLIQUID SECURITIES: Generally, an illiquid security is a security that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued it. A Fund may not purchase or otherwise acquire a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. To the extent that a Fund invests in illiquid securities, it may experience difficulty valuing and selling illiquid securities and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time.

INITIAL PUBLIC OFFERINGS: An initial public offering, or IPO, is the first sale of common stock or other securities by a privately held company to the public. Companies frequently initiate public offerings in order to raise capital or reduce debt. Often, smaller, younger and relatively unknown companies will publicly offer their shares in order to raise capital to expand their business. Large, well-established, privately-held companies might conduct an initial public offering so that they can become publicly traded. The price of the security in its first few days of trading may fluctuate quickly and significantly. Additionally, securities issued in IPOs have no trading history, and historical information about the company may be limited.

INVESTMENT COMPANIES: Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, ETFs and REITs, represent interests in professionally actively or passively managed portfolios that may invest in various types of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

A Fund’s investment in another investment company is subject to the risk associated with that investment company’s portfolio securities. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The 1940 Act limits the extent to which a Fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of the acquisition: (1) the Fund owns more than 3% of the total outstanding voting stock of the other investment company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the Fund’s total assets. The 1940 Act and related rules provide certain exemptions from these restrictions. For example, under certain conditions, a fund may acquire an unlimited amount of shares of mutual funds that are part of the same group of investment companies as the acquiring fund. In addition, these restrictions do not apply to investments by the Funds in investment companies that are money market funds.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a “passive foreign investment company.”

MONEY MARKET SECURITIES: Money market securities include instruments and securities that are considered “eligible securities” as defined in Rule 2a-7 under the 1940 Act. This includes securities with a remaining maturity of 397 days or less and that, as a general matter, have received a rating from major NRSROs in one of the two highest short-term ratings categories, or are unrated but are determined by the Fund’s investment adviser or a subadviser, as applicable, to be of comparable quality at the time of purchase. Security types may include U.S. Government securities, commercial paper, certificates of deposit, asset-backed securities, bank instruments, adjustable or variable rate securities, and any other securities or instruments that meet the definition of “eligible securities” under Rule 2a-7. For a description of ratings of certain NRSROs, see Appendix A to this SAI.

RESTRICTED SECURITIES: Restricted securities generally include securities acquired in a non-public offering that are not registered under the Securities Act of 1933. Rule 144A securities are restricted securities, which while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. These securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Section 4(2) commercial paper is another type of restricted security that does not meet the requirements of the registration exemption provisions of Section 3(a)(3) of the 1933 Act and that may only be resold by a portfolio in certain private placements or in accordance with Rule 144A.

Pursuant to procedures adopted by the Funds’ Board, certain restricted securities and municipal lease obligations (defined below) that are presumed to be illiquid may be treated as liquid if it is determined that there is a “readily available market” for such security under these procedures. A municipal lease obligation is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt.

RIGHTS AND WARRANTS: Rights are typically short-term obligations issued in conjunction with new stock issuances. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated period of time.

SECURITIES LENDING: Certain Funds may engage in one or more securities lending programs conducted by the Funds’ custodian as securities lending agent or other entities in an effort to generate additional income. In the securities lending program, the Funds’ custodian is authorized to lend Fund portfolio securities to third parties pursuant to contracts calling for collateral in cash or other forms accepted by the Funds at least equal to the market value of the securities loaned. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The Funds receive dividends, distributions and interest on the loaned securities. The Funds also retain all or a portion of the interest received on investment of the cash collateral or receive fees from the borrowers. A Fund may terminate a loan at any time and generally will receive the securities loaned within the normal settlement period for the security involved. However, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. A Fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The Funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event. A Fund will be indemnified by its custodian for securities lending programs conducted through the custodian if at the time of a default by a borrower some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, will deposit in the Funds’ account securities of the same number, issue, type, class, and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the Funds’ account an amount equal to the market value of the unreturned loaned securities.

TIME DEPOSITS: A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

VARIABLE AND FLOATING RATE SECURITIES: Variable and floating rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations, meaning that they bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Variable rate obligations typically provide for a specified periodic adjustment in the interest rate, while floating rate obligations typically have an interest rate which changes whenever there is a change in the external interest or market rate.

There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect existing market interest rates. These securities may also involve conditional or unconditional demand features. A security with a demand feature that requires a notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED SECURITIES: Securities may be purchased on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

YANKEE BONDS AND EURODOLLAR INSTRUMENTS: Yankee bonds are foreign fixed income securities denominated in U.S. dollars and issued in the United States by foreign banks and corporations. These fixed income securities are usually registered with the SEC. The risks of investing in Yankee bonds include interest rate and credit risk as well as foreign securities risk. Eurodollar instruments are fixed income securities issued by foreign corporations and governments that pay interest and principal in U.S. dollars. These instruments are generally held in banks outside the U.S., often in Europe.

ELIGIBLE PRACTICES: There are no restrictions on the Adviser or subadvisers as to the following:

•	Fund portfolio turnover; and

•	Realized gains and losses.

The above eligible practices are not fundamental policies and may be changed by the Trust’s Board without a vote of shareholders.

FUND POLICIES AND INVESTMENT LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus, and together they govern the management of the Fund’s assets by VIA and the subadvisers (as applicable). Those policies and limitations designated as “fundamental” in this SAI and in the Prospectus cannot be changed with respect to a Fund without the approval of a majority of such Fund’s outstanding voting securities (as defined in the 1940 Act). Other policies and limitations described below and in the Prospectus may be revised at the discretion of the Board.

It is the policy of the Fund (which includes the underlying Funds for each Model Portfolio Fund and Milestone Fund) not to engage in any of the activities or business practices set forth below. Unless it is noted that a particular policy or limitation is not fundamental, these policies or limitations may not be changed with respect to a particular Fund without shareholder approval.

The Fund may not:

(1)	Issue senior securities (as defined in the 1940 Act), except as permitted by rule, interpretation or order of the SEC;

(2)	Engage in the business of underwriting securities issued by others, except to the extent the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended;

(3)	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);

(4)	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (except obligations of the United States Government and its instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(5)	Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules, orders or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of the Fund’s net assets;

(6)	Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings or to comply with collateral requirements for certain derivatives or similar transactions, as provided in the Prospectus (this restriction is not fundamental);

(7)	Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the Prospectus and the SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of the Fund’s ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the Prospectus (this restriction is not fundamental);

(8)	Purchase or sell puts or calls, or combinations thereof except as provided in the SAI or in the Prospectus (this restriction is not fundamental);

(9)	Purchase or sell real estate or real estate limited partnerships (although the Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(10)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

(11)	Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by the Fund’s shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, order or interpretation of the SEC. The Fund will invest only in investment companies that, taken together and in light of the amounts invested in each, such underlying investment companies have investment objectives and investment policies consistent with those of the Fund making such investment except that the Fund may invest a portion of its assets in a money market fund for cash management purposes (this restriction is not fundamental);

(12)	Invest in companies for the purpose of exercising control or management (this restriction is not fundamental);

(13)	Borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets;

(14)	Invest more than 25% of its net assets in any single industry; and

(15)	Merge with another investment company without the approval of shareholders except as approved by the Fund’s Board and as permitted by the 1940 Act, any rule, order or interpretation of the SEC and applicable state law.

The Fund also will provide shareholders with at least 60 days’ prior notice of any change to its nonfundamental policies to invest, under normal circumstances, at least 80% of the Fund’s net assets in emerging markets issuers. For purposes of calculating the above 80% investment percentage requirements, any amount of borrowings for investment purposes are added to the Fund’s net assets.

The above-mentioned Fund policies and investment limitations are considered and applied at the time investment securities are purchased (with the exception of the restriction on illiquid securities).

For purposes of determining industry concentration, the Funds may use the industry classifications provided by Bloomberg, L.P., the MSCI Barra/Standard & Poor’s Global Industry Classification Standard (“GICS”) or any other reasonable industry classification system.

POLICY ON DISCLOSURE OF FUND PORTFOLIO HOLDINGS

Public Disclosures of the Funds’ Portfolio Holdings

Month-end full portfolio holdings of the Funds will be made publicly available online at www.icmarc.org (the “website”) 25 days after month-end (or the next business day thereafter). Disclosure of Fund portfolio holdings also will be made on a quarterly basis in the Fund’s annual and semi-annual reports to shareholders and in reports on Form N-Q filed with the SEC. These reports are publicly-available upon filing with the SEC, and the portfolio holdings information in them is current as of 60 calendar days before filing.

In addition, marketing materials and the website may disclose the top ten holdings of a Fund, as well as a comparison of such Funds’ top ten holdings from the end of one calendar quarter to the next as is permitted under mutual fund advertising rules.

In addition to the above, some or all of the Funds’ portfolio holdings may be made publicly available at any time on the website provided that, in light of the fact that there will be no confidentiality obligation on the part of any recipient, the Funds’ President and the Funds’ Chief Compliance Officer (“CCO”), or the persons designated by them in writing to act in their absence, make a determination that such disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders. Once information has been made publicly available to all Fund investors on the website, that information may be disclosed in writing or orally to other persons. The CCO shall make and keep a record of all such approved disclosures, and shall report any such disclosures to the Funds’ Board at its next regular meeting. In addition, the Board will be notified of such website disclosure, and a copy of the website disclosure will be provided to the Board, at or before the time it is posted to the website.

Non-Public Disclosures of the Funds’ Portfolio Holdings

General Policies

It is the policy of the Funds not to sell, or to permit any person to receive compensation or other consideration for disclosing, non-public information about Fund portfolio holdings. Further, disclosure of non-public Fund portfolio holdings is not permitted, except as is necessary or appropriate in connection with the day-to-day operations and management of the Funds or otherwise in furtherance of legitimate Fund business purposes.

Non-Public Disclosures to Fund Service Providers

The Funds’ portfolio holdings and related information may be disclosed for legitimate business purposes to the Funds’ investment adviser; subadvisers; custodian; administrator; fund accountant; distributor; transfer agent; sub-transfer agent; dividend disbursing agent; securities lending agent; independent public accountants; legal counsel; rating and ranking organizations; financial printers; pricing information vendors; third-parties that provide investment, analytical, statistical or other necessary or appropriate services to the Fund or to a service provider, including the Funds’ investment adviser, subadvisers or other service providers; and various broker-dealers or commodity professionals contacted by the Funds’ investment adviser or subadvisers in the course of, or in connection with, the Funds’ portfolio transactions (each, a “Service Provider” and collectively, “Service Providers”).

The frequency with which non-public Fund portfolio holdings information may be disclosed to a Service Provider, and the time lag between the date of the information and the date when it is disclosed to the Service Provider, may vary depending on the purposes for which the information is disclosed and other relevant facts and circumstances.

In addition to the Service Providers described above and identified by name elsewhere in this SAI, the service providers that may receive non-public Fund portfolio holdings information include the following: FactSet, Zeno Consulting Group, Automated Securities Clearance LLC, UpTick Data Technologies LLLP, FT Interactive Data Corporation, Electra Information Systems Inc, ISIS Financial Systems, RiskMetrics Group, ITG Inc., ADP Inc., JPMorgan Chase Bank, N.A., Advent Software, Inc., Brown Brothers Harriman & Co., Thomson Reuters Corporation, State Street Bank and Trust, Glass Lewis & Co., Bank of New York, EZE Castle Software, Research Recommendations and Electronic Voting, Fundwork UK Limited, Citibank NA, Evare, LLC, RR Donnelley & Sons Co., and Algorithmics (U.S.).

Non-Public Disclosures to Directors and Independent Directors’ Counsel; Legally Required Disclosures

Non-public Fund portfolio holdings information also may be disclosed to the Trust’s Directors or to counsel to the Independent Directors. Non-public Fund portfolio holdings and related information may be disclosed to any person if required by applicable law (e.g., in a filing with or submission to the SEC or other regulatory body; in connection with a lawsuit or when seeking recovery in legal proceedings; or as required by court or similar order).

Procedures for Non-Public Disclosures

Confidentiality Obligations Required for All Non-Public Disclosures – It is the Funds’ policy that non-public Fund portfolio holdings information can be disclosed (as described above) only if the confidentiality of the information is protected by (a) the obligations of the recipient under a contract with the Trust, a Fund or a Service Provider, (b) the recipient’s fiduciary or professional obligations to the Funds or (c) applicable law (including rules of securities industry self-regulatory organizations).

Approvals Required for Non-Public Disclosures to Service Providers – In addition to the confidentiality requirement above, disclosures of non-public Fund portfolio holdings information to a Service Provider shall be approved by the President, Treasurer, Assistant Treasurer or Secretary of the Trust or by a Manager, Director, Vice-President or Senior Vice-President of VIA or Vantagepoint Transfer Agents LLC (“VTA”).

Any such approval shall be based on a determination that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders, after considering relevant factors (including any known actual or apparent conflicts between the interests of Fund shareholders and the interests of ICMA Retirement Corporation (“ICMA-RC”), VIA, VTA, ICMA-RC Services, LLC (“ICMA-RC Services”) or Fund subadvisers (or any of their affiliated persons)).

Other Non-Public Disclosures

Disclosure of non-public Fund portfolio holdings information to other persons or under circumstances not described above may be made only with the prior approval of the Trust’s President and CCO, based on: (1) a determination that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders, after considering relevant factors (including any known actual or apparent conflicts between the interests of Fund shareholders and the interests of ICMA-RC, VIA, VTA, ICMA-RC Services or Fund sub-advisers (or any of their affiliated persons)); and (2) confirmation that the party receiving the information is or will be subject to a duty or contractual obligation to keep it confidential. The CCO shall make and keep a record of all such approved disclosures and shall report such disclosure to the Trust’s Board at its next regular meeting.

CCO’s Review of Non-Public Disclosures

The CCO shall review, no less frequently than annually, how non-public portfolio holdings information of the Funds is being disclosed to and used by Service Providers and others, to seek to ensure that such disclosure and use is consistent with this policy and with the best interests of the Funds and their shareholders. In addition, the CCO will report to the Board the results of his annual review of non-public portfolio holdings disclosure.

In addition, VIA and the Funds’ subadvisers, transfer agent and distributor have adopted policies and procedures that prohibit their personnel from trading in securities on the basis of material non-public information and impose restrictions and reporting requirements on personal securities transactions, including transactions in shares of the Funds. These policies and procedures, which typically include policies and procedures designed to protect confidential client information, are administered and enforced by each such Service Provider’s compliance staff. The adequacy and effective implementation of the compliance policies and procedures of these Service Providers as well as those of the Funds’ administrator also are subject to periodic monitoring, review and oversight by the CCO.

MANAGEMENT OF THE TRUST

The Trust is governed by the Board. The Directors stand in the position of fiduciaries to the Trust and its shareholders and, as such, they have a duty of due care and loyalty, and are responsible for protecting the interests of the Funds and their shareholders. The Directors are responsible for overseeing and managing the business and affairs of the Trust. The Trust has three classes of directors: Class 1, Class 2 and Class 3. Class 1 and Class 2 directors serve terms that end on or around the fifth anniversary of their commencement. The Class 3 director serves a one year term.

The number of Directors on the Board is fixed at seven, and six of the current Directors are not “interested persons” of the Trust, as that term is defined in the 1940 Act (each an “Independent Director”). The Board has three standing Committees: the Audit Committee, the Investment Committee and the Nominating and Governance Committee. Each Committee is comprised solely of Independent Directors and operates pursuant to a charter adopted by the Board. The Chair of the Board shall at all times be an Independent Director and the Chair of the Audit Committee and the Chair of the Investment Committee are Independent Directors. The Chair of the Board does not serve as President of the Trust.

In addition to presiding at Board or Committee meetings, the Chairs of the Board and the Committees also review agendas for Board and Committee meetings and generally act as liaisons with management. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or Committee from time to time. In addition, the Chair of the Board may delegate his or her powers and duties to the other Directors or to the officers of the Trust as he or she deems appropriate, provided that such delegation is consistent with applicable legal and regulatory requirements.

The Board believes that its leadership structure is appropriate because it allows the Board to exercise informed business judgment over matters under its purview and allocates areas of responsibility among Committees of the Board and the full Board in a manner that seeks to enhance effective oversight. The Board also believes its leadership structure is appropriate in light of the current characteristics of the Trust and its operations, which include, among other things, the fact that all the Funds are organized under a single statutory trust, that the Independent Directors constitute a majority of the Board, the amount of assets under management in the Trust, the investment objectives of the Funds and the ownership of the Trust’s shares.

Risk oversight forms part of the Board’s general oversight of the Funds’ investment program and operations and is addressed as part of various regular Board and Committee activities. Like most mutual funds, the actual day-to-day business of the Trust, including the day-to-day management of risk is performed by certain of the Trust’s third party service providers, such as the Trust’s investment adviser, subadvisers, distributor and administrator. The Board and its Audit Committee and Investment Committee consider risk management matters at meetings held throughout the year. For example, the Audit Committee considers risks related to financial reporting and controls and meets regularly with the Trust’s independent accountant to review reports on such matters and periodically with the internal auditor of the parent company of the

Trust’s investment adviser to consider reports on certain internal audits relating to the Funds. The Investment Committee considers, and meets regularly with the personnel of the Trust’s investment adviser to discuss, the investment performance of the Funds, including investment risk and the use by the subadvisers of various investment strategies, such as the use of derivatives. In addition, under the multi-management structure, the Trust’s investment adviser is responsible for day-to-day oversight, including risk management oversight, of the services provided by the various subadvisers.

The Trust’s investment adviser and certain other service providers prepare regular written reports for Board and Committee meetings that address a variety of risk-related matters. In addition, the Board, the Audit Committee and the Investment Committee may request and receive special written reports or presentations on certain risk-related matters. The Trust’s investment adviser also prepares reports for the Board that enable the Board to monitor the number of fair valued securities in a particular Fund, the reasons for the fair valuation and the methodology used to arrive at the fair value.

The Board also has appointed a CCO for the Trust, who oversees the development and implementation of the Trust’s compliance policies and procedures, which are designed to mitigate risks relating to the possibility of non-compliance with the federal securities laws. The CCO meets quarterly with all Directors and separately in executive session with the Independent Directors, provides presentations to the Board at its quarterly meetings, and presents an annual written compliance report to the Board concerning compliance matters. The CCO also provides regular, and upon request, special, written reports to the Board regarding the operation of the Trust’s compliance policies and procedures. The CCO also discusses relevant risk issues affecting the Trust during executive sessions with the Board and the Independent Directors. In addition, in the event any material risk issues arise, the CCO or other officers of the Trust report such issues to the Board. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. In addition, it is not possible to identify, prevent or mitigate all risks that may adversely affect the Trust.

VIA serves as investment adviser to the Funds and employs a supporting staff of management personnel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings, and equipment. Each Fund bears its own direct expenses, such as legal, auditing and custodial fees.

The officers of the Trust are also officers of VIA or its affiliated persons. The officers of the Trust manage its day-to-day operations and are elected by and responsible to the Trust’s Board.

INFORMATION ABOUT THE DIRECTORS AND OFFICERS

The following table provides information about the Directors and officers of the Trust. Each Director oversees all 30 Funds. The business mailing address for the Directors and officers of the Trust is 777 North Capitol Street, N.E., Suite 600, Washington, DC 20002.

Independent Directors

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
George M. Chamberlain, Jr. (68)	Director, Audit Committee Member, Investment Committee Member, and Nominating and Governance Committee Member	October 31, 2016; Director since January 2012	Director and Vice President, Legal and Business Affairs —SCM Advantage LLC (supply chain consulting) (October 2009 – present); Principal—GMC Consulting (corporate consulting) (May 1999 – present); Board member—Alzheimer’s Association Delaware Valley Chapter (January 2008 – present); Board member—Trapp Family Lodge Cooperative (non-profit) (April 2008 – present); Board member and Vice Chair—Walnut Street Theater (January 2000 –June 2010)	N/A

Dorothy D. Hayes (65)	Director, Audit Committee Member and Chair, Investment Committee Member, and Nominating and Governance Committee Member	October 31, 2019; Director since April 2013

Chair of the Board of Directors (February 2016 – present), Former Chair of the Enterprise Risk Committee (2011 – February 2016), Director and member of Executive Committee (2011–present) — First Tech Federal Credit Union; Director and Chair of the Finance Committee — American Leadership Forum—Silicon Valley (2011– present); Director (2010 –present), Chair of the Audit Committee (2010 – 2013) and Chair of the Board of Directors (2012 – present) — Silicon Valley FACES; Trustee, chair of the Finance Committee, member of the Executive Committee, and member of the Investment Committee — Computer History Museum (2006 – present);

Director and Chair of the Audit Committee — Range Fuels (development-stage biofuels company) (2008 – 2012); Director and Chair of the Finance Committee — Addison Avenue

N/A

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Federal Credit Union (2002 –2010); Trustee—Foothills Foundation, Foothills Congregational Church (church foundation) (2004-present)

Takashi B. Moriuchi (42)	Director; Investment Committee Member	October 31, 2016; Director since March 2014	Partner —Estancia Capital Management, LLC (private equity firm) (January 2010 – present); Board member —Snowden Capital Advisors LLC (investment advisory firm) (January 2014 – present); Board member —Spruce Private Investors, LLC (investment advisory firm)(October 2012 – present); Director—Equinoxe Alternative Investment Services (alternative investment fund administrator/service provider)(August 2013 – present); Board member —American Beacon Advisors, Inc. (investment advisory firm)(May 2015 – present);Trustee—The Philadelphia School (December 2011 – present); Assets Committee member—Moorestown Friends School (September 2011 – present)	N/A

Timothy M. O’Brien (66)	Chair of the Board and Director, Audit Committee Member, Investment Committee Member and Chair, and Nominating and Governance Committee Member	September 26, 2017; Director since September 2005

City Auditor—City of Denver, Colorado (July 2015 – present); Independent Consultant (pension consulting) (2003 – 2015); Trustee, Chair of Audit

Committee and member of

Investment and Benefits

Committees—Public

Employees Retirement

Association of Colorado (July 2011– present)

N/A

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
JoAnn H. Price (65)	Director, Investment Committee Member	October 31, 2016; Director since October 2013	President—Fairview Capital Partners, Inc. (private equity firm) (October 1994 – present); Board member—The Board of Regents for Higher Education (State of Connecticut) (December 2013 – present); Treasurer (2011 – present) and Director (October 2001 – present)—Apollo Theater Foundation; Director—Hartford Foundation for Public Giving (January 2010 – present); Vice Chair (2009 – present) and Director (January 2003 – present)—YMCA of Greater Hartford; Trustee (January 2002 – present) and Former President (2004 –2010)—The Amistad Center for Art and Culture; Director—Hartford Communities that Care, Inc. (January 2012 – present); Member—Howard University School of Business Board of Visitors (January 2002 – present); Trustee—Connecticut Women’s Hall of Fame (January 2012 – present)	N/A

Catherine A. Zaharis (55)	Director, Investment Committee member	October 31, 2019; Director since January 2015	Business Director, MBA Finance Career Academy—University of Iowa, Tippie College of Business (October 2008 – present); Chair (November 2013 – present), Board member (October 1999 – present) and former member of Investment Committee (October 1999 – October 2013)—University of Iowa Foundation; Chair (2014 – present) and Board member (2001 – present) — National I-Club	N/A

NOTE:

†	The Declaration of Trust sets forth the length of the Class 1 and Class 2 Directors’ terms (five years for Class 1 and Class 2 Directors), limits each Class 1 and Class 2 Director’s length of service to 12 consecutive years, and prohibits each Director from serving a term that begins after he or she has reached age 72. The date shown in this column reflects the expiration date of the Director’s current term, the end of the Class 1 or Class 2 Director’s 12th year of service, or the Director’s retirement date, whichever occurs first.

Interested Director

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
J. Thomas Lundy (66)*	Director	October 31, 2015; Director since November 2014	Board member (January 2010– present) and Chair of the Board of Directors (January 2014 – present) —ICMA Retirement Corporation; County Manager—Catawba County Government, North Carolina (March 1979 – present); Board member—Alliance for Innovation (local government association) (January 2013 – present); Board member—Credentialing Advisory Board of the International City/County Management Association (2007 – present)	N/A

NOTES:

*	Mr. Lundy is considered to be an “interested person” of the Trust (as that term is defined under the 1940 Act), and thus an “Interested Director,” because he is a Director of ICMA Retirement Corporation (“ICMA-RC”), the parent company of VIA and of ICMA-RC Services, LLC (“RC Services”), the distributor of the Trust’s shares.
†	The Declaration of Trust sets forth the length of the Interested Director’s term (one year for the Class 3 Director), and prohibits each Director from serving a term that begins after he or she has reached age 72. The date shown in this column reflects the expiration date of the Interested Director’s current term, or the Director’s retirement date, whichever occurs first.

Additional Information Regarding the Directors

Each director possesses the specific experience, qualifications, attributes and skills necessary to serve as such. In particular, Mr. Chamberlain has experience as a director and officer for other mutual fund complexes, and has investment management, legal and executive experience having served as the Chief Compliance Officer and General Counsel for a mutual fund administrator and General Counsel for an SEC registered investment adviser; Ms. Hayes has experience in the field of corporate finance as well as executive, audit and financial experience having served in a variety of finance-related positions at publicly traded companies, and she has served as either a director, committee member or committee chair at several non-profit organizations and credit unions; Mr. Lundy has executive and public sector experience through a senior executive position in a local government and has experience as a director of an SEC registered investment adviser firm; Mr. Moriuchi has experience in the investment management industry having served in a variety of senior and executive positions at several asset management firms (including an SEC registered investment adviser) as well as certain private equity firms, and has board experience as either a board member or Committee member at an SEC registered investment adviser firm, a fund service provider and at certain educational organizations; Ms. Price has experience in the investment management field, has executive and financial experience as President of an SEC registered investment adviser firm, and has board membership experience having served as either a director or chair at several non-profit organizations; Mr. O’Brien has financial and executive experience having served as a pension consultant and as a chief executive officer for a non-profit organization, has government audit and accounting experience having served as auditor of a state government and serves as a trustee, committee member and committee chair at a state pension plan; and Ms. Zaharis has experience in the investment management industry having served in senior positions at asset management firms (including an SEC registered investment adviser), and she has served as a board director, chair of the board, and committee member (as well as committee chair) at an educational organization’s endowment foundation and has formerly served as a board member at certain philanthropic and civic leadership organizations.

Officers

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Robert P. Schultze (65)	President and Principal Executive Officer	Since March 2015	Chief Executive Officer and President—ICMA Retirement Corporation (February 2015 – present); President and Manager—Vantagepoint Investment Advisers, LLC, and ICMA-RC Services, LLC (broker-dealer); President and Manager—Vantagepoint Transfer Agents, LLC (February 2015 – present); Director and President, VantageTrust Company, LLC (February 2015 – present); Director—Virginia Retirement System (August 2005 – February 2015)	N/A

Karen D. McBarnette (57)	Vice President and Chief Compliance Officer	Since November 2014	Senior Vice President and Chief Compliance Officer (November 2014 – present) —ICMA Retirement Corporation; Chief Compliance Officer —Vantagepoint Investment Advisers, LLC and VantageTrust Company, LLC (November 2014 – present); Vice President (Mutual Fund Compliance) (2013 – November 2014), Director (Compliance—Mutual Funds) (2008 – 2013)—ICMA Retirement Corporation; Acting Chief Compliance Officer — The Vantagepoint Funds, Vantagepoint Investment Advisers, LLC, ICMA Retirement Corporation, VantageTrust Company, LLC (October 2014 – November 2014)	N/A

Michael Guarasci (55)	Treasurer	Since September 2015	Senior Vice President and Chief Financial Officer—ICMA Retirement Corporation (September 2015 – present); Treasurer— Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, and ICMA-RC Services, LLC (broker-dealer) (September 2015 – present); Chief Financial Officer—InfraredX, Inc. (life sciences company) (December 2012 – April 2015); Chief Operating Officer—Indus Capital Partners, LLC (asset management firm) (October 2007 – December 2012)	N/A

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Angela C. Montez (48)	Secretary	Since December 2006

Senior Vice President, General Counsel and Secretary—ICMA Retirement Corporation (April 2015 – present); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP, ICMA-RC Services, LLC(broker-dealer), and

VantageTrust Company, LLC (April 2015 – present); Managing Vice President, Deputy General Counsel (October 2007 –March 2015) and Assistant Secretary (November 2006 – March 2015)—ICMA Retirement Corporation; Assistant Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC (December 2011 – March 2015); Assistant Secretary—VantageTrust Company, LLC (February 2008 – March 2015)

N/A

Richard P. Whitty (48)	Assistant Treasurer	Since June 2012	Vice President, Controller (May 2012 – present) and Assistant Treasurer (June 2012 – present) —ICMA Retirement Corporation; Assistant Treasurer, VantageTrust Company, LLC (June 2012 – Present); Assistant Treasurer— Vantagepoint Transfer Agents, LLC, Vantagepoint Investment Advisers, LLC and ICMA-RC Services, LLC (broker-dealer) (December 2012 – present); Director and Assistant Controller —ICMA Retirement Corporation (May 2005 – May 2012)	N/A

George H. Suzich (60)	Assistant Treasurer	Since March 2009	Managing Vice President (Tax & Regulatory Compliance) (January 2014 – present) and Assistant Treasurer (2009 – present)—ICMA Retirement Corporation; Assistant Treasurer— Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC (broker dealer) (December 2010 – present); Assistant Treasurer—VantageTrust Company, LLC (April 2009 – present); Vice President (Tax & Regulatory Compliance) —ICMA Retirement Corporation (July 2005 – January 2014)	N/A

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Victor J. Edgar (55)	Assistant Treasurer	Since March 2013	Vice President (Financial Operations) —ICMA Retirement Corporation (October 2012 – present); Director (Financial Operations)—ICMA Retirement Corporation (July 2006 – September 2012)	N/A

Thomas G. McAndrews (48)	Assistant Secretary	Since March 2015	Managing Vice President and Deputy General Counsel (May 2015 – present) and Assistant Secretary (February 2015 – present)—ICMA Retirement Corporation; Assistant Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC(broker dealer) (December 2010 – present); Assistant Secretary—VantageTrust Company, LLC (February 2015 – present); Vice President (Securities Counsel) (June 2008 – May 2015)—ICMA Retirement Corporation	N/A

Christopher F. Chase (41)	Assistant Secretary	Since March 2015	Vice President (Securities Counsel)—ICMA Retirement Corporation (January 2016 – present); Senior Counsel—ICMA Retirement Corporation (September 2012 – December 2015); Attorney-Advisor—U.S. Securities and Exchange Commission, Division of Corporation Finance (September 2008 – August 2012)	N/A

COMPENSATION

Directors are paid a quarterly retainer for their services, in recognition of their duties and responsibilities over and above meeting attendance that require at least two days of service, study and review each quarter. The chairperson of the Board is paid a higher quarterly retainer in recognition of the additional responsibilities and time required in serving in that position.

In addition, each Director is paid a fee for each regular meeting and each special meeting, attended in-person, at which the approval of an investment advisory or subadvisory agreement is considered. A Director also is paid a meeting fee for any committee meeting or other special meeting attended in-person and held on a date other than the date of another compensated meeting. A Director does not receive compensation for participating in a meeting by telephone, unless the telephonic meeting is held in lieu of a regular in-person meeting in order to minimize travel costs and achieve a quorum. To promote continuing Director education, a Director who attends an Investment Company Institute seminar or conference receives an attendance fee, limited to a certain dollar amount per year.

At the conclusion of each calendar year, a stipend is paid to each Director of the Trust who attended all “in-person” regular, special and committee meetings for which he or she was responsible. A lesser stipend is paid to those Directors who missed one meeting, and to those Directors who missed no more than one regular Board meeting and one committee or special meeting. Attendance at a meeting by telephone does not count as attendance, unless the meeting was scheduled as a teleconference. Failure to attend a meeting caused by flight cancellations or family emergencies or absences from special Board meetings or committee meetings due to prior schedule conflicts announced at the time the meeting was scheduled are not considered missed meetings for purposes of calculating the stipend.

Compensation is adjusted annually for increases in the national CPI/urban index, with a maximum annual increase of five (5) percent.

The Trust pays a portion of the cash compensation of the CCO of the Trust. ICMA-RC, VIA’s parent company, also compensates the Trust’s CCO for serving as its Chief Compliance Officer, as well as VIA’s Chief Compliance Officer. The amount paid by the Trust during the year ended December 31, 2015 totaled $[            ].

The following table provides information about compensation received by each Director for the fiscal year ended December 31, 2015.

[To be completed in later filing.]

OWNERSHIP OF FUND SHARES BY THE DIRECTORS

Because the Fund has not commenced operations until May 1, 2016, the Directors and officers of the Trust as a group beneficially own no outstanding shares of the Fund as of the date of this SAI.

COMMITTEES OF THE BOARD

There are three standing committees of the Board: Audit Committee; Nominating and Governance Committee; and Investment Committee.

The members of the Audit Committee are: George M. Chamberlain, Jr., Dorothy D. Hayes, and Timothy M. O’Brien. The Board has determined that Ms. Hayes and Mr. O’Brien are “audit committee financial experts” as that term has been defined under the federal securities laws. The Audit Committee operates pursuant to a charter adopted by the Board. The responsibilities of the Audit Committee include: acting as a liaison between the independent registered public accountants and the Board and overseeing the Funds’ accounting and financial reporting practices; approving the engagement, retention and termination of auditors; evaluating the independence of the auditors; meeting with the auditors to discuss the scope of the audit, audit results and any matters of concern that may be raised by the auditors. The Audit Committee reports to the Board on significant results of the Committee’s activities. The Audit Committee held [4] meetings during the fiscal year ended December 31, 2015.

The members of the Nominating and Governance Committee are: George M. Chamberlain, Jr., Dorothy D. Hayes, and Timothy M. O’Brien. The Committee operates pursuant to a charter adopted by the Board. The Committee is responsible for evaluating qualifications of candidates for Board membership and making recommendations for nominees to the Board (and, with regard to nominations of independent director candidates, makes recommendations to the other Independent Directors). The Nominating and Governance Committee will review shareholder recommendations to fill vacancies, provided they are submitted in writing, addressed to the Committee and mailed to the Trust at the address listed in the SAI. The Committee will periodically review Board member compensation and reviews, as necessary, the responsibilities of any Board committee. The Nominating and Governance Committee makes recommendations to the Board for nomination for membership on Board Committees and reviews committee assignments. The Nominating and Governance Committee held [3] meetings during the fiscal year ended December 31, 2015.

The Investment Committee consists of all of the Board’s Independent Directors and operates pursuant to a charter adopted by the Board. The responsibilities of the Investment Committee include: receiving and reviewing reports from the Adviser on the investment performance of each Fund, including subadviser performance; reviewing and considering recommendations from the Adviser regarding proposed new Funds and proposed changes to the investment objectives and strategies for existing Funds; reviewing and considering recommendations from the Adviser regarding proposed new Fund subadvisers, proposed changes to the target allocations of the assets of a Fund among its existing subadvisers, and the termination of subadvisers; reviewing and considering recommendations from the Adviser regarding any proposed changes among the underlying Funds in which the Model Portfolio Funds or the Milestone Funds invest and to the target allocations to such underlying Funds; and periodically reviewing the investment performance benchmarks and peer group comparisons for each Fund and any changes to such benchmarks or peer groups that may be proposed from time to time by the Adviser. The Investment Committee held [5] meetings during the fiscal year ended December 31, 2015.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Fund will not commence operations until May 1, 2016, therefore it has no beneficial owners to report. It is anticipated, however, that a majority of the voting shares of the Fund are held, directly or indirectly, by VantageTrust, a group trust sponsored and maintained by VantageTrust Company, LLC (“Trust Company”), 777 N. Capitol Street, N.E. Washington, DC 20002. VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking company, has the power to vote the shares of the Fund directly held by VantageTrust under the proxy voting policy adopted by the Funds’ Adviser and is therefore considered a “control” person of the Funds for purposes of the 1940 Act. Both the Trust Company and the Funds’ Adviser are wholly owned subsidiaries of ICMA-RC. As a control person of the Fund, the Trust Company has the ability to control the outcome of matters submitted to the vote of shareholders.

INVESTMENT ADVISORY AND OTHER SERVICES

VIA is a wholly owned subsidiary of, and is controlled by, ICMA-RC, a retirement plan administrator and investment adviser whose principal investment advisory client is VantageTrust. ICMA-RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. ICMA-RC has been registered as an investment adviser with the SEC since 1983.

VIA is a Delaware limited liability company, and is registered as an investment adviser with the SEC.

VIA provides investment advisory services to each of the Funds, including the Model Portfolio Funds and Milestone Funds, pursuant to Master Investment Advisory Agreements (each an “Advisory Agreement”). The advisory services include Fund design, establishment of Fund investment objectives and strategies, selection and management of subadvisers (as applicable), and performance monitoring. VIA furnishes periodic reports to the Trust’s Board regarding the investment strategy and performance of each Fund.

In connection with managing the investment operations of the Fund, VIA has the authority to supervise and direct the Fund’s investments and has the discretion to determine from time to time what securities and other investments will be purchased or sold by the Fund and what portion of its assets will be invested or held uninvested as cash. VIA also may place orders with or through such brokers, dealers or futures commissions merchants as it may select. In addition, VIA has the authority and discretion to discharge and delegate its investment management responsibilities through the appointment of one or more subadvisers.

VIA supervises and directs the Fund’s investments and continually monitors the performance of the subadvisers. Currently, the Fund has one or more subadvisers. Pursuant to Board approval, the subadvisers are retained with the assistance of VIA, and day-to-day discretionary security and brokerage selection and portfolio management rests with the subadvisers.

From time to time VIA may recommend to the Board that a subadviser be terminated and replaced with another subadviser or an additional subadviser be hired. VIA may also recommend to the Board that a portion of the Fund’s assets that had been managed by a terminated subadviser be managed using an indexing strategy on a temporary basis, while VIA conducts a search for a replacement subadviser. This would only be considered by VIA if an appropriate index was available that met the stated investment objective and strategy of a Fund.

Pursuant to the Advisory Agreements, each Fund compensates VIA for these services by paying VIA an annual advisory fee assessed against daily average net assets under management in the Fund as follows:

ADVISORY FEE

Name of Fund	Advisory Fee
Emerging Markets Fund	0.[ ]% on all assets

Advisory fees of the Fund are allocated to each share class of such Fund (as applicable) on the basis of the relative net assets of each share class.

VIA received the following investment advisory fees for the fiscal years ended December 31, 2013, 2014, and 2015:

Advisory Fee Paid	2013	2014	2015
Emerging Markets Fund*	N/A	N/A	N/A

*	Fees for the Fund are N/A because this Fund did not commence operations until May 1, 2016.

VIA or its broker-dealer affiliate, ICMA-RC Services, provides all distribution and marketing services for the Fund. ICMA-RC Services receives no compensation for its services as principal underwriter and distributor of the Fund. Neither VIA nor ICMA-RC Services receive compensation for the distribution and marketing services they provide to the Fund. The Fund’s shares are offered on a continuous basis.

VTA, an affiliated person of VIA, is the Fund’s designated transfer agent and, pursuant to a Transfer Agency and Administrative Services Agreement (the “VTA Agreement”), provides certain transfer agency and administrative shareholder support services for the Funds and the share classes thereof related to the retirement plans and other investors investing in the Fund. The services provided by VTA under the VTA Agreement include, among other things, preparation of shareholder reports and proxies, shareholder recordkeeping and processing of orders.

VTA receives asset-based compensation for these services (“VTA Fees”) on an annual basis.

They are as follows:

Fund	Fee
Emerging Markets Fund (Investor Shares)*	0.[ ]	%
Emerging Markets Fund (T Shares)*	0.[ ]	%

*	The Fund did not commence operations until May 1, 2016.

VTA Fees for the fiscal years ended December 31, 2013, 2014 and 2015 were as follows:

Amount Received	2013	2014	2015
Emerging Markets Fund*	N/A	N/A	N/A

*	Fees for the Fund are N/A for the above periods because this Fund did not commence operations until May 1, 2016.

VIA’s advisory fees, as well as VTA Fees, are deducted from the applicable Fund’s assets, and their effect is factored into any quoted share price or investment return for that Fund.

The address for VIA, ICMA-RC Services, and VTA is 777 N. Capitol Street, N.E., Washington, DC 20002.

On May 5, 2008, VTA contracted with JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, Ohio, 45202, to serve as sub-transfer agent to the Funds, to maintain certain transfer agency records and provide certain related services to VTA. On December 13, 2011, JPMorgan Chase Bank, N.A. delegated to US Bancorp Fund Services, LLC, 777 E. Wisconsin Ave., Milwaukee, Wisconsin, 53202, the obligation to perform these sub-transfer agent services. VTA compensates JPMorgan Chase Bank, N.A. for such services from VTA Fees it receives from the Fund.

The Trust, VIA, ICMA-RC Services and each subadviser have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes apply to the personal investing activities of access persons as defined by Rule 17j-1, and are designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. Under the codes, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes and, in certain cases, pre-clear securities transactions. A copy of these codes are on file with the SEC and available to the public.

On May 5, 2008, the Funds entered into a Mutual Fund Service Agreement with J.P. Morgan Investor Services Co. (whose successor in interest is JPMorgan Chase Bank, N.A. (“JP Morgan”)), wherein JP Morgan performs certain financial reporting, tax services, fund accounting, administrative, and portfolio compliance services for the Fund. JP Morgan receives fees for the services provided that are either a specified dollar amount or based on a percentage of the Fund’s assets depending on the type of service being provided. JP Morgan received the following fees for these services for the fiscal years ended December 31, 2013, 2014, and 2015:

Fund	2013	2014	2015
Emerging Markets Fund*	N/A	N/A	N/A

*	Fees for the Fund are N/A for the above periods because this Fund did not commence operations until May 1, 2016.

SUBADVISERS

The day-to-day investment management of certain Fund assets rests with one or more subadvisers retained with the assistance of VIA. The responsibility for overseeing subadvisers rests with VIA.

The following firms currently serve as subadvisers. Information relating to individual subadvisers has been provided by that subadviser.

[To be completed in later filing.]

Information on the advisory services provided by each subadviser for the Fund can be found in the Prospectus, under the heading “Additional Information About the Fund’s Investment Objectives and Principal Investment Strategies.”

The following tables identify each subadviser and indicate the annual subadvisory fee that is paid out of the assets of the Fund. A subadvisory fee is assessed against average daily net assets under management unless otherwise noted. The fee schedules that have been negotiated with each subadviser and the fees paid for the fiscal years ended December 31, 2013, 2014, and 2015 are set forth below.

[To be completed in later filing.]

ADDITIONAL INFORMATION PERTAINING TO THE PORTFOLIO MANAGERS OF THE FUND

The following represents additional information regarding other accounts managed by the Fund’s portfolio manager(s) as of the date indicated. Information relating to portfolio manager compensation, potential conflicts of interest and ownership of shares also follows. All of the information in this section regarding a particular subadviser and its portfolio managers and other personnel has been provided by that subadviser. The information below regarding conflicts of interest and compensation reflects the relevant subadviser’s own description of and conclusions and beliefs regarding those subjects and the subadviser’s related policies and procedures.

[To be completed in later filing]

VIA

VIA reported the following regarding other accounts managed by portfolio manager(s) as of December 31, 2014:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
VIA (Adviser to all Funds and primarily responsible for the day to day management of the Model Portfolio Funds and Milestone Funds)
Wayne Wicker	0	$0	1	$10,660.4	0	$0
David Braverman	0	$0	0	$0	0	$0
Lee Trenum	0	$0	0	$0	0	$0

Potential Conflicts of Interest

In respect to the subadvised Funds of the Trust, VIA normally is not involved in the day-to-day investment management and security selections of those Funds under the Trust’s manager-of-managers structure. For these Funds, the subadvisers, which are not related to VIA, decide what securities will be bought, sold or held for the Funds and when investment transactions will take place, and also select the broker-dealers that execute particular transactions for these Funds. This structure serves to prevent material conflicts in connection with the management of the Funds’ investments between the interests of these Funds and the interests of other accounts managed by VIA’s portfolio managers or other VIA affiliates.

In managing the Model Portfolio Funds and Milestone Funds, however, a potential conflict between the interests of those Funds and the underlying Funds of the Trust in which they invest may arise in connection with decisions made by VIA or its portfolio managers to change allocations to one or more underlying Funds or to rebalance the assets of the Model Portfolio or Milestone Funds in accordance with previously established allocations. This is because reallocations likely will result in net redemptions or purchases of shares of one or more underlying Funds. Depending upon the timing and/or amounts involved, reallocations have the potential to disrupt the orderly management of an underlying Fund’s portfolio or to increase its expenses, including its portfolio transaction and administrative costs. VIA seeks to avoid such disruptions and expense increases by structuring the portfolios of the Model Portfolio Funds and Milestone Funds to avoid excessive concentrations in any single underlying Fund and by appropriately planning for and managing the timing and amounts of allocation changes, so as to protect the interests of all Funds of the Trust involved and their respective shareholders.

VIA has also adopted policies and procedures for placing trades in shares of the third party ETF on behalf of the Model Portfolio Funds and Milestone Funds, which include, among other things, procedures regarding the trade order process, trade allocation, best execution, and brokerage selection in connection with these trades. The trade allocation procedures included in these policies and procedures seek to ensure that the Model Portfolio Funds and Milestone Funds that trade in shares of the same ETF on the same trading day are treated fairly and equitably in terms of the price received. In the event that the broker-dealer fills orders for more than one Model

Portfolio Fund or Milestone Fund in shares of the same third party ETF at different share prices during a single trading day, VIA will instruct the broker-dealer to allocate each order filled on that day to the relevant Model Portfolio Fund and Milestone Fund pro rata based on the relative size of the original orders. If the broker-dealer is unable to fill all of the original orders on that day, then the trades that were completed will also be allocated among the relevant Model Portfolio Fund and Milestone Funds pro rata based on the relative size of the original orders.

In addition, VIA seeks to treat all Model Portfolio Funds and Milestone Funds fairly and equitably when allocating investment opportunities in shares of the third party ETF. VIA currently does not expect to invest Model Portfolio Fund and Milestone Fund assets in shares of a third party ETF that presents limited investment opportunities. If any desired third party ETF investment opportunities are so limited, VIA will allocate those opportunities among eligible Model Portfolio Funds and Milestone Funds on a fair and equitable basis over time.

In seeking to avoid potential conflicts of interest associated with the selection of a broker-dealer for trades in shares of the third party ETF, VIA and its Brokerage Approval Committee (“BAC”) are prohibited from taking into consideration any activity or commitment by a broker-dealer to consult with current or prospective advisory, administrative services or other clients regarding their investment line-up or the Funds (or other products offered by or through ICMA-RC and its affiliates). Further, VIA and the BAC are prohibited from selecting a particular broker-dealer to compensate or reward that broker-dealer (or an affiliate) for recommending VIA, ICMA-RC or ICMA-RC’s other affiliates (or any investment product offered by or through ICMA-RC or its affiliates, including but not limited to the Funds) to prospective or current clients or investors. However, broker-dealers will not be excluded from selection due to such activities or having made such recommendations. In addition, VIA will not use its affiliated broker-dealer, RC Services, to execute trades in shares of the third party ETF, and VIA will not select any broker-dealer with which ICMA-RC Services has entered into an agreement or other arrangement to sell shares of the Funds.

Compensation of Portfolio Managers

Personnel of VIA are ICMA-RC employees and generally receive the same type of compensation package as other ICMA-RC employees. Additionally, VIA personnel who are responsible for the investment oversight of the Funds receive special incentive compensation that is directly related to the performance of the Funds. This incentive compensation is measured on a one to three year performance basis against the relative fund rankings. The benchmarks used to rank this performance are the peer groups within the Morningstar peer group universes.

PORTFOLIO MANAGER OWNERSHIP OF FUND SHARES

As of December 31, 2015, none of the portfolio managers owned shares of Fund for which they provide portfolio management services.

PORTFOLIO TRANSACTIONS OF THE FUNDS

Because the Fund does not commence operations until May 1, 2016, the Fund does not have any portfolio transactions to report.

Subadvisers’ Brokerage Practices. The investment subadvisory agreements with each Fund subadviser authorizes the subadviser to select the brokers or dealers who will execute the purchases or sales of securities for that Fund. The agreements direct the subadvisers to use their best efforts to obtain the best execution with respect to all transactions for the relevant Fund(s). In placing Fund portfolio transactions with broker-dealers, therefore, each subadviser is expected to use its best judgment to choose the broker-dealer most capable of providing the execution services necessary to obtain most favorable execution.

In evaluating the terms available for executing portfolio transactions for the Funds and in selecting broker-dealers to execute such transactions, the subadvisers may consider, in addition to commission costs and execution capabilities, relevant factors, such as the financial stability and reputation of the broker-dealers and the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) provided by such brokers. In addition, the subadvisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Such research services may include research on companies, on-line access to multiple news sources, and financial and statistical data. Research services provided may be used by a subadviser in servicing other clients. On occasion, a subadviser may share research so obtained with VIA. The subadvisers are authorized to pay broker-dealers who provide such brokerage or research services a commission for executing a transaction which is in excess of the commissions another broker would have charged for executing that transaction, if the subadviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided to the subadviser by the broker-dealer in discharging responsibilities with respect to the Funds or to other client accounts as to which the subadviser exercises investment discretion.

One or more of the subadvisers may aggregate sales or purchase orders for the Funds with similar orders being made simultaneously for other client accounts managed by the subadviser. The subadviser may do so when, in its reasonable judgment, such aggregation will result in an overall economic benefit or more efficient execution to the Fund taking into consideration the advantageous selling or purchase price, brokerage commission or other expenses.

The determination of such economic benefit to the Fund by the subadviser represents its evaluation that the Fund is benefited by relatively better purchase or sales prices, lower commission or other expenses and beneficial timing of transactions or a combination of these and other factors. In such event, allocation of the investments so purchased or sold, as well as expenses incurred in the transaction, will be made by the subadviser in a manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and to its other clients.

Subadvisers may engage in brokerage and other securities transactions on behalf of a Fund with broker-dealer affiliates of the Fund’s subadvisers according to procedures adopted by the Funds’ Board and to the extent consistent with applicable provisions of the federal securities laws.

CAPITAL STOCK AND OTHER SECURITIES

The Trust’s Amended Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class.

Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than the possible future termination of a Fund. A Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, each Fund will continue indefinitely.

Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Each share is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Voting Rights. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional share held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. Shareholders have the power to vote only as expressly granted under the 1940 Act, under Delaware statutory trust law, or by the Board. With respect to matters that affect one class or Fund but not another, shareholders vote as a class or a Fund. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund or class is required by law or where the matter involved only affects one Fund or class. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights. In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Calls or Assessment. All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

Continuous Public Offering of Shares. The Trust is an open-end diversified management investment company organized as a Delaware statutory trust. As an open-end company, the Trust continually offers shares to the public.

Multiple-Class Structure. The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act. Under the Multiple Class Plan, each share class of a Fund represents beneficial interests in the same portfolio of investments of that Fund, and is identical in all respects to each other class, except as set forth in the plan. Prior to March 1, 2013, each Fund, with the exception of the Index Funds (which offered Class I and Class II Shares), offered only one class of shares. On March 1, 2013, the Index Funds added a third share class, T Shares, and each actively managed Fund (with the exception of the Diversifying Strategies Fund) and each Model Portfolio Fund and Milestone Fund, began offering more than one class of shares. Specifically, the Model Portfolio Funds and Milestone Funds began offering TM Shares, and the Model Portfolio Funds and Milestone Funds renamed their existing shares as Investor M Shares. On March 1, 2013, the Diversifying Strategies Fund renamed its existing shares as T Shares. In addition, the other actively managed Funds added T Shares, and renamed their existing shares as Investor Shares on March 1, 2013.

Class Differences. As described in the prospectus, each share class has different shareholder eligibility requirements. As a result of these different eligibility requirements, each class is expected to have varying numbers, sizes and types of shareholder accounts. For example, a Fund’s T (or TM) Share class is expected to have a limited number of shareholder accounts (with generally higher average account balances) as compared to Investor (or Investor M) Shares. As a result, the aggregate amount and level of services provided with respect to Investor (and Investor M) shareholder accounts under the VTA Agreement will materially differ or exceed the amount and level of such services for T (or TM) Shares. Further, holders of Investor (or Investor M) Shares (e.g., IRAs, RHS plans and other government plans) will receive participant level recordkeeping, administrative and other services, as well as certain services that apply only to plan shareholders (e.g., participant transaction recordkeeping, processing and notification; participant tax reporting; forfeiture processing and reporting; issuance of plan service reports; plan and participant recordkeeping; participant account statements; responding to inquiries from participants; and education and communications for plans and participants). Because of the differences among share classes, the share classes are subject to varying transfer agency and related shareholder servicing and administrative service fees.

With respect to Class I and Class II Shares of the Index Funds, it is expected that the investors to whom Class II Shares of the Index Funds are available will require fewer account-based services than investors in Class I Shares of the Index Funds and, therefore, afford certain economies of scale or other cost savings with regard to the servicing of shareholder accounts of the Index Funds.

Expense Allocations. Each class pays a different share of transfer agency and related shareholder and administrative service expenses. Further, certain other expenses incurred by or for the benefit of a particular class are allocated to that share class (e.g., certain shareholder communications expenses; professional service and directors fees attributable to matters solely affecting a particular class). All other expenses of a Fund are allocated to each share class of such Fund (as applicable) on the basis of the relative net assets of each share class.

PURCHASES AND REDEMPTIONS

PURCHASES

Shares of the Funds are offered at their net asset value (“NAV”) without a sales load or contingent deferred sales charge. Please refer to the Prospectus under the heading “Purchases, Exchanges and Redemptions” for additional information.

The Funds reserve the right in their sole discretion: (i) to suspend the offering of their shares; or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a particular Fund or Funds.

REDEMPTIONS

Please refer to the Prospectus under the heading “Purchases, Exchanges and Redemptions.”

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the New York Stock Exchange (“NYSE”), the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange (“CME”), the Chicago Board of Trade (“CBOT”), or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund’s investments or the determination of its NAV is not reasonably practicable; (iii) for any period where suspensions are permitted under the 1940 Act and the regulations thereunder, or (iv) for such other periods as the SEC may permit for the protection of a Fund’s investors.

IRA redemption requests must include a signature guarantee.

A signature guarantee is designed to protect shareholders against fraud and may be required by the Funds at the discretion of its management. A redemption request must be made in writing and must include a signature guarantee if any of the following situations would apply:

*	The account registration has changed within the past 30 days;

*	The check is being mailed to an address other than the one listed on the account (record address);

*	The check is being made payable to someone other than the account owner;

*	The redemption proceeds are being transferred to an account with a different registration;

*	The redemption amount exceeds $100,000;

*	Proceeds are to be wired to a bank account that was not pre-designated; and

*	Any other transaction reasonably determined by the Funds to require a signature guarantee.

A signature guarantee may be obtained from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. Please note: a notary public cannot provide a signature guarantee, and a notarized redemption request is not sufficient.

The Funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in an amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Funds at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make a payment of the entire redemption in cash detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under “Pricing and Timing of Purchases, Exchanges and Redemptions” and a redeeming shareholder would normally incur brokerage expenses if he or she converted these securities to cash.

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new Prospectus or a Prospectus supplement in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor for a complete redemption of that account. In addition, the Funds may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder’s most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAXES

TAX ADVANTAGED SHAREHOLDERS

Shareholders who invest in the Funds through tax-qualified plans ordinarily will not be taxed until they receive distributions/withdrawals from such plans. All distributions to shareholders that are reinvested in the Fund are used to purchase additional shares. Contributions to such plans, as well as the earnings and gains that have been reinvested will ordinarily be taxable upon distribution or withdrawal. An investor should consult his or her benefits or tax advisor for additional information about IRS rules, regulations, or requirements pertaining to these plans.

Certain tax advantaged shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Funds generally serve to block unrelated business taxable income (“UBTI”) from being realized by such tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code of 1986, as amended (the “Code”). Certain types of income received by a Fund from REITs, REMICs, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

TAX CONSEQUENCES FOR INVESTMENTS IN THE FUNDS

The following is only a summary of certain tax considerations generally affecting the Funds. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds’ Prospectus is not intended as a substitute for careful tax planning. The discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.

Federal Income Tax

Taxation of the Funds. Each Fund intends to qualify as a “regulated investment company” (“RIC”) as defined under subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships; (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of each of such issuers or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. A Fund will be subject to federal income taxation to the extent it fails to distribute its net investment income or capital gains. A Fund may, in certain circumstances, be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when an investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

If any Fund fails to satisfy the qualifying income or asset diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If these relief provisions are not available to a Fund for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates, without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

For taxable years beginning after December 22, 2010, a Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a “Post 2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. A Fund’s unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose. A Fund’s Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

A Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer a Fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. A Fund will monitor its transactions, and intends to make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Fund as a RIC.

A Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indexes, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. Certain requirements that must be met under the Code in order for a Fund to qualify as a RIC may limit the extent to which such Fund will be able to engage in credit default swap agreements.

A Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market, constructive sale or rules applicable to PFICs (as defined below) or partnerships or trusts in which a Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount” or “OID,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses. In certain situations, a Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

If a Fund invests in U.S. Treasury Inflation Protected Securities (“TIPS”) (or other inflation adjusted debt instruments), it generally will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year, even though the principal adjustments would not actually be received from the Treasury until maturity (a situation that is sometimes described as taxing “phantom income”). Conversely, a decrease in the inflation-adjusted principal amount (due to deflation) will first reduce the interest income attributable to the semiannual interest payments for the year of the adjustment; and if the amount of the decrease exceeds the income attributable to the semiannual interest payments, the excess will generally be an ordinary deduction to the extent that interest from the security was previously included in income. Any remaining decrease will be carried forward to reduce interest income on the inflation adjusted security in future years. A Fund will generally recognize a capital loss if the Fund sells or exchanges the inflation adjusted security, or if the security matures, before the Fund has used all that decrease.

In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

The Funds may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

In general, for purposes of the Qualifying Income Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

A Fund may invest in certain MLPs which may be treated as “qualified publicly traded partnerships.” Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Test, but a Fund’s investment in one or more of such “qualified publicly traded partnerships” is limited under the Asset Test to no more than 25% of the value of the Fund’s assets. The Funds will monitor their investments in such qualified publicly traded partnerships in order to ensure compliance with the Qualifying Income and Asset Tests. MLPs and other partnerships that the Funds may invest in will deliver Form K-1s to the Funds to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Form K-1s may be delayed and may not be received until after the time that a Fund issues its tax reporting statements. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on a Fund’s securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporation, a Fund will be eligible to, and intends to file an election with the IRS that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possession’s income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. A shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. If a Fund is a “qualified fund-of-funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

Under section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of fixed income securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the fund were to elect otherwise.

If a Fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirements for RIC qualification purposes and to avoid imposition of excise taxes, both described above. The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of Shareholders Subject to Tax. Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund’s income, less expenses, incurred in the operation of such Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for dividends paid by Funds which invest entirely in fixed income securities, generally all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals currently set at 20% (lower rates for individuals in lower tax brackets)) to the extent that a Fund reports its distributions as qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporation (e.g., foreign corporation incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S.).

Distributions that a Fund receives from an ETF or underlying fund taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT. To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 20% (lower rates for individuals in lower tax brackets).

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including any capital gains realized on the sale or exchange of shares of a Fund).

The Funds will inform shareholders of the amount of your distributions at the time they are paid, and will advise shareholders of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, a Fund may designate and distribute to you as ordinary income, qualified dividend income, or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of a shareholder’s investment in the Fund.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of a net capital gain distribution received by the shareholder. For tax purposes, an exchange of your shares of a Fund for shares of a different Fund is the same as a sale.

All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares, and as capital gain thereafter. A distribution will reduce a Fund’s NAV per share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. Therefore, an investor should consider the tax consequences of purchasing shares immediately before a distribution record date.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Each Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Fund is now also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method which can be obtained from the Fund or the administrator. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting applies to them. These reporting requirements only apply to require the reporting of the gross proceeds from the sale of Fund shares acquired and sold after December 31, 2011.

Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Other Tax Issues. In certain cases, the Fund will be required to withhold at a rate of 28% and remit to the U.S. Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

In general, if a shareholder recognizes a loss with respect to the fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

State Taxes

No Fund is liable for any corporate tax in Delaware if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment.

Shareholders are urged to consult their tax advisers regarding the effect of federal, state, and local taxes to their own individual circumstances.

CHANGES TO FUND OBJECTIVES, STRATEGIES, SUBADVISERS AND COMPARATIVE BENCHMARKS

From time to time, the Fund may change its investment objectives, principal investment strategies and performance benchmarks. Also, as described in the Prospectus, VIA may employ one or more subadvisers to manage the Fund’s assets. VIA oversees the subadvisers and recommends to the Board their hiring, termination or replacement. Accordingly, the Fund may have different subadvisers or different combinations of subadvisers over time. Subadviser changes are described and disclosed in Prospectus supplements and information statements that are filed with the SEC and publicly available on the SEC’s website (www.sec.gov).

Any or all of these changes may affect the Fund’s performance (actual or on a comparative basis), share volatility, portfolio turnover and other characteristics. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to these changes. Investors should take into account the likely impact of these changes before deciding to buy, hold or sell shares of the Fund. Of course, past performance is no indication or guarantee of future performance results.

CALCULATION OF PERFORMANCE DATA

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return in accordance with SEC rules and standards.

Communications which refer to the use of a Fund as a potential investment for employee benefit plans or Individual Retirement Accounts may quote a total return based upon compounding of dividends on which it is presumed no Federal tax applies.

Certain Funds offer multiple classes of shares which in many cases were initially offered for sale to, and purchased by, the public on different dates (each an “inception date”). In cases where a class of shares (a “Newer Class”) is first offered after the inception date of another class (an “Older Class”), the Fund may present total return performance of the Newer Class for periods prior to its inception date by appending the prior performance of the Older Class to the actual performance of the Newer Class (“blended performance”). The Older Class used in these blended performance presentations has historically been the class of shares of the Fund with the longest performance history. However, certain Funds may have more than one class of shares with at least a 10 year performance history – the longest period shown in Fund prospectuses, shareholder reports and sales and marketing literature. Accordingly, blended performance presentations for Newer Classes of these Funds may reflect the prior performance of the Older Class (with at least a 10 year performance history) that has the most similar level of operating expenses as the Newer Class (not necessarily the oldest class with the longest performance history).

In calculating blended performance, the historical monthly returns of the Older Class may be adjusted to reflect the expenses of the Newer Class if those expenses are higher than those of the Older Class. Historical returns are not adjusted if the Newer Class has lower fees than the Older Class. Currently, blended performance has not been adjusted because the Fund’s Newer Classes (as applicable) have lower fees than the Older Classes.

LEGAL COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

Mayer Brown LLP, 1999 K Street NW, Washington, DC, 20006, serves as legal counsel to the Trust.

JPMorgan Chase Bank, N.A., 3 MetroTech Center, Brooklyn, New York 11245, serves as custodian for the Funds. JPMorgan Chase Bank, N.A. maintains the Funds’ securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.

FINANCIAL STATEMENTS

Because the Fund has not commenced operations as of the date of the prospectus, financial statements are not yet available.

APPENDIX A

Credit Ratings

Below is a general description of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“Standard & Poor’s”), and Fitch, Inc. (“Fitch”) bond rating categories. A full and more detailed description of these rating categories can be found online at each of these rating agency’s respective websites.

Moody’s Global Long-Term Credit Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative, of poor standing, and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Global Short-Term Ratings

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Long-Term Issue Credit Ratings*

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on an obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on an obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on the obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Fitch Long-Term Ratings

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	Substantial credit risk. Default is a real possibility.

CC	Very high levels of credit risk. Default of some kind appears probable.

C	Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill.

D	Default. ‘D’ ratings indicate an instrument that that is currently in default.

Note: the modifiers “+” or”-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, or to long-term categories below ‘B’.

Fitch Short-Term Ratings

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

Proxy Voting Policies

The following are the proxy voting polices (or summaries thereof) of Vantagepoint Investment Advisers, LLC and each of the Fund’s subadvisers. You may obtain information about the Fund’s proxy voting decisions, without charge, by checking the Trust’s website at www.icmarc.org or on the SEC’s website at www.sec.gov.

VANTAGEPOINT INVESTMENT ADVISERS, LLC

PROXY VOTING POLICIES AND PROCEDURES

Revised as of December 18, 2013

Purpose: Vantagepoint Investment Advisers, LLC (“VIA”) has adopted these Proxy Voting Policies and Procedures (“Proxy Policies”) to seek to ensure that VIA votes proxies with respect to securities held in accounts of its clients in a manner consistent with the clients’ best interests.

Guiding Principles: It is the policy of VIA to vote client proxies for the exclusive benefit and in the best economic interests of the client, that is, in the manner that VIA believes is most likely to maximize total return to the client as an investor in the securities being voted.

Scope: These Proxy Policies apply where VIA has and exercises voting power in respect to client securities. Currently, VIA votes proxies for one client, The Vantagepoint Funds (“Fund”), and only in respect to shares of certain mutual funds held by various series of the Fund.1 Certain series of the Fund invest all or part of their assets in other series of the Fund, while other series invest in mutual funds (“Third Party Funds”) that are not advised by VIA or any of its related persons.

The authority and responsibility for voting proxies with respect to all other portfolio securities of the Fund has been delegated to the subadviser for each series or portion of the Fund that holds the securities being voted, under investment subadvisory agreements between the Fund, VIA and each subadviser. VIA reviews and evaluates the proxy voting policies and voting record of each subadviser as part of its initial scrutiny and ongoing oversight of each subadviser. Although VIA does not currently expect to be called on to vote proxies for the Fund where that responsibility has been delegated to a subadviser, if that were to occur, VIA would vote such proxies on a case-by-case basis, following the Guiding Principles set forth above and, where appropriate, taking into account the principles set forth in the proxy voting policies of the subadviser for the series or portion of a series holding the security to be voted.

VIA does not vote proxies for any client other than the Fund.

[1]	The series of the Fund for which VIA currently votes proxies in respect to shares of mutual funds held in their portfolios are listed in Exhibit 1 to these Proxy Policies. In the future, additional series of the Fund may invest all or part of their assets in shares of mutual funds for which VIA will vote proxies in accordance with these Proxy Policies.

Administration of Proxy Policies: VIA has established a Proxy Voting Committee (“Committee”) comprised of members of the staff of the Investment and Legal Divisions of its parent company, ICMA Retirement Corporation. The Committee is responsible for overseeing and updating these Proxy Policies as may be appropriate from time to time.

The Investment Division is responsible for overseeing and administering the voting of client proxies. The Investment Division’s responsibilities include identifying any material conflicts of interest on the part of VIA or its personnel that may affect particular proxy votes and resolving any material conflicts identified in consultation with the Legal Division; analyzing and evaluating particular proposals presented for vote; determining when and how proxies should be voted other than in accordance with the general rules and criteria set forth below under “Proxy Voting Guidelines;” implementing procedures reasonably designed to ensure that proxies are received and voted in a timely manner; and making and keeping all required records with respect to proxies voted by VIA.

Conflicts of Interest:

1. Voting Shares of Series of the Fund. VIA serves as the investment adviser for all series of the Fund. In addition, VIA’s parent company, ICMA-RC, is the sponsor of the Fund and other subsidiaries of ICMA-RC serve as the Fund’s transfer agent and distributor. Where a series of the Fund invests in the shares of one or more other series of the Fund, there is the potential for a conflict of interest on the part of VIA in voting those shares, if the matter being voted would have a material impact on VIA or one of its related companies.

To avoid such potential conflicts or the appearance of conflicts, VIA, after consulting with the Fund’s Board of Directors, has determined that, as a matter of policy, it normally will not exercise its authority to decide how to vote proxies with respect to shares of any series of the Fund held by another series. Instead, VIA generally will seek instructions on how to vote those proxies from the Board of Directors of VantageTrust Company, LLC (‘Trust Company”), and will cast the Fund’s votes in accordance with the instructions received.2 The Trust Company owns a majority of the voting shares of each series of the Fund either directly, or indirectly through its holdings of shares of the Vantagepoint Model Portfolio and Milestone Funds. A majority of the members of the Trust Company’s Board of Directors are independent of VIA and its related companies. However, in the event that the Trust Company does not hold sufficient voting shares, directly or indirectly, to determine the outcome on any matter being voted, VIA may (a) decide how to vote the shares, if VIA determines that it does not have an actual and material conflict of interest with respect to the particular matter, e.g., a vote to approve or disapprove auditors selected by the Fund Board; or (b) seek approval from the Fund’s Board of Directors for alternative ways to avoid the conflict, which may include requesting instructions from all shareholders of the series having the right to vote the proxy, retaining an independent third party to determine how to vote the proxy or casting the vote in proportion to the votes cast by shareholders other than the Fund or its series.

[2]	A majority of the voting shares of each series of the Fund are currently held either directly, or indirectly through the Vantagepoint Model Portfolio Funds and Vantagepoint Milestone Funds, by VantageTrust, a group trust sponsored and maintained by the Trust Company. The Trust Company has the power to vote the shares of each series of the Fund directly held by VantageTrust.

2. Voting Third Party Fund Proxies. Before voting, the Investment Division will screen Third Party Fund proxies to seek to identify any material conflicts of interest that could affect VIA’s judgment in deciding how to vote. Conflicts of interest could arise from a variety of circumstances, including, but not limited to, significant current or potential business relationships between VIA (or its related companies) and the sponsor, investment adviser or distributor of a Third Party Fund or certain personal or business relationships between personnel of VIA (or its related companies) and a Third Party Fund or such fund’s investment adviser, distributor or sponsor. In evaluating the materiality of conflicts of interest, the Investment Division will consult with the Legal Division. Generally, a conflict of interest arising as a result of a current or prospective business relationship between VIA and another party with an interest in the outcome of the proxy vote will not be considered material if VIA (or a related company) did not receive more than 1% of its total revenues during its last fiscal year as a direct result of services provided by VIA (or a related company) to that party and does not reasonably expect to receive the same or a higher percentage of its total revenues from that business relationship in its current fiscal year.

In addition, VIA does not treat the adviser/subadviser, custodial or other service provider relationships between the Fund and its third party subadvisers or other third party service providers as creating a material conflict of interest in connection with the voting of proxies in respect to the shares of a Third Party Fund that uses one or more of the same service providers. If a material conflict of interest is identified, VIA may vote the proxy in accordance with its written Proxy Voting Guidelines, but only if the guidelines specifically state how such a matter generally will be voted, i.e., the guidelines state that votes generally will be cast “for,” “against,” or “abstain” on that type of proposal. Otherwise, VIA will resolve the conflict as described above under “Voting Shares of Series of the Fund.”

When VIA May Not Vote Proxies: VIA may not vote proxies in certain circumstances, including situations where (a) the securities being voted are no longer held by the client; (b) the proxy and other relevant materials are not received in sufficient time to allow adequate analysis or an informed vote by the voting deadline; or (c) VIA concludes that the cost of voting the proxy is likely to exceed the expected benefits to the client.

Maintenance of Proxy Voting Records: As required by Rule 204-2 under the Investment Advisers Act of 1940, VIA will maintain the following records relating to proxy voting for a period of at least six years:

(i)	a copy of these Proxy Policies, as they may be amended from time to time;

(ii) copies of proxy statements received regarding client securities, unless these materials are available electronically through the SEC’s EDGAR system;

(iii)	a record of each proxy vote cast on behalf of its clients;

(iv) a copy of any internal documents created by VIA that were material to making the decision how to vote proxies on behalf of its clients; and

(v) each written client request for information on how VIA voted proxies on behalf of the client and all written responses by VIA to oral or written client requests for such proxy voting information.

Disclosure: VIA will provide clients a summary of these Policies, either directly or by delivering to each client of a copy of its Form ADV, Part II that contains a summary, and also will provide clients information on how a client may obtain a copy of the full text of these Proxy Policies and a record of how VIA has voted the client’s proxies. A copy of these materials will be provided promptly to clients on request. For mutual fund clients, VIA will provide the proxy voting information needed to complete Form N-PX and will coordinate with each fund and its other service providers, including subadvisers of the fund, to assist the fund to obtain the information required to be filed on Form N-PX on a timely basis.

Proxy Voting Guidelines

Generally, VIA will vote mutual fund proxies in accordance with the following guidelines. These are only guidelines, are not exhaustive and therefore do not cover all potential voting issues. They may be changed or supplemented from time to time. Voting decisions not covered by these guidelines will be made in accordance with the Guiding Principles and other provisions of these Proxy Policies. In addition, because individual matters to be voted and the circumstances of issuers of the securities being voted vary, there may be instances when VIA will not strictly adhere to these guidelines in making its voting decision. At any time, VIA may seek voting instructions from its clients, including the Fund’s Board of Directors or the direct or indirect owners of Fund shares.

Auditors

• VIA generally will vote For the recommendation of a fund’s Board of Directors to appoint or ratify the appointment of auditors.

Board of Directors/Trustees Elections

• VIA generally will vote For all nominees of a fund’s board of directors. However, each election is reviewed on a case by case basis and may include examination of the following factors: composition of the board and key board committees, each nominee’s attendance at meetings, independent status, and other directorships held.

Amendments to Charter Documents

• VIA will vote on a Case by Case basis proposals to amend a fund’s declaration of trust, articles of incorporation or by-laws. The declaration of trust or articles of incorporation, along with the by-laws, are considered a fund’s charter and describe how a fund is governed and conducts its business. A wide variety of amendments may be proposed, examples of which include:

•	Provisions for dollar-weighted voting.

•	The ability of a fund to reorganize without shareholder vote.

•	Amendments allowing a fund to issue multiple classes of shares.

•	Amendments increasing or decreasing the number of directors or trustees. Fund name changes.

Fund Reorganizations and Mergers

•	VIA generally will vote For proposals to reorganize a fund from a Massachusetts business trust to a Delaware business trust. A Delaware business trust generally should provide greater flexibility and efficiency in certain corporate and organizational matters.

•	VIA will vote on a Case by Case basis proposals for the merger of one fund into another fund. In reviewing these proposals, VIA will focus on the expected impact of the transaction on the fund whose shares are held by VIA’s clients and will seek to evaluate what, if any, cost savings, efficiencies or other benefits shareholders of that fund may realize.

Advisory Contracts

Amended advisory contracts generally must be approved by the shareholders of a fund. VIA will consider the benefits to shareholders and cost efficiencies, among other factors, when voting these proxies.

•	VIA will vote on a Case by Case basis proposals that would amend an advisory contract as a result of a “change of control” of an adviser.

•	VIA will vote on a Case by Case basis proposals that would increase an advisory fee.

•	VIA will vote on a Case by Case basis proposals providing for the hiring of a new adviser or subadviser.

Rule 12b-l Plans and Distribution Agreements

VIA will vote on a Case by Case basis proposals to approve the use of fund assets to pay for the distribution of fund shares to new investors, to pay continuing service fees or to increase the amounts payable under or expand the scope of an existing 12b-l plan or continuing service arrangement.

Fundamental Investment Objectives, Restrictions and Policies

A fund’s investment objective, unless stated otherwise, is generally fundamental, and cannot be changed without a shareholder vote. In addition, a fund will have a number of fundamental policies and restrictions. These may include diversification and concentration policies and restrictions on borrowing and lending securities.

•	VIA generally will vote Against the reclassification of a fund’s diversification policy from diversified to non-diversified.

•	VIA generally will vote Against changing a fund’s investment objective from fundamental to non-fundamental.

•	VIA will vote on a Case by Case basis proposals amending a fund’s concentration policy.

•	VIA generally will vote For amending or eliminating fundamental investment policies or restrictions that reflect outdated state law requirements.

•	VIA will vote on a Case by Case basis proposals amending a fund’s fundamental investment restrictions.

•	VIA will vote on a Case by Case basis proposals amending a fund’s fundamental investment objective.

Exhibit 1

As of the date of the most recent version of the Proxy Policies, VIA votes proxies in respect to shares of mutual funds held in the portfolios of the following:

(1)	The Vantagepoint Model Portfolio Funds:

•	Model Portfolio Conservative Growth Fund,

•	Model Portfolio Traditional Growth Fund,

•	Model Portfolio Long-Term Growth Fund

•	Model Portfolio Global Equity Growth Fund; and

(2)	The Vantagepoint Milestone Funds:

•	Milestone Retirement Income Fund;

•	Milestone 2010 Fund,

•	Milestone 2015 Fund,

•	Milestone 2020 Fund,

•	Milestone 2025 Fund,

•	Milestone 2030 Fund,

•	Milestone 2035 Fund;

•	Milestone 2040 Fund

•	Milestone 2045 Fund

•	Milestone 2050 Fund

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Agreement and Declaration of Trust of The Vantagepoint Funds (the “Registrant” or the “Trust”) incorporated herein by reference to Exhibit (a) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(a)(2)	Amendment No. 1 to the Agreement and Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(a)(3)	Amendment No. 2 to the Agreement and Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(b)(1)	By-Laws of Registrant incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(b)(2)	Amended By-Laws of Registrant are, incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(c)	Not applicable.

(d)(1)	Master Investment Advisory Agreement between Registrant and Vantagepoint Investment Advisors, LLC (“VIA”) incorporated herein by reference to of Pre-Effective Amendment No. 3, filed on April 26, 1999.

(d)(2)	Second Master Investment Advisory Agreement between VIA and the Registrant on behalf of the Milestone Funds, is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(3)	Amendment to Master Investment Advisory Agreement dated July 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(4)	Fee Waiver Agreement re: Milestone Funds is incorporated herein by reference to Post Effective Amendment No. 24 filed on April 29, 2008

(d)(5)	Subadvisory Agreement - Capital Guardian Trust Company re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(6)	Amendment No. 2 to Subadvisory Agreement – Capital Guardian Trust Company re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(7)	Subadvisory Agreement – Capital Guardian Trust Company dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(8)	Subadvisory Agreement - Fidelity Management Trust Company re: Growth Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(9)	Amendment No. 2 to Subadvisory Agreement – Fidelity Management Trust Company re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(10)	Subadvisory Agreement -Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(11)	Amendment No. 2 to Subadvisory Agreement – Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(12)	Amendment No. 3 to Subadvisory Agreement –Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(13)	Subadvisory Agreement - Brown Capital Management, Inc. re: Growth Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(14)	Amendment No. 2 to Subadvisory Agreement – Brown Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(15)	Subadvisory Agreement - Capital Guardian Trust Company re: Growth & Income Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(16)	Amendment No. 2 to Subadvisory Agreement – Capital Guardian Trust Company re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(17)	Subadvisory Agreement – Capital Guardian Trust Company re: Growth & Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(18)	Subadvisory Agreement - Barrow, Hanley, Mewhinney & Strauss, Inc. re: Equity Income Fund incorporated herein by reference Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(19)	Amendment No. 2 to Subadvisory Agreement – Barrow, Hanley, Mewhinney & Strauss, Inc. re: Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(20)	Subadvisory Agreement – Barrow, Hanley, Mewhinney &Strauss, Inc. re: Equity Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(21)	Subadvisory Agreement - T. Rowe Price Associates re: the Equity Income Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(22)	Amendment No. 2 to Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(23)	Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Equity Income Fund dated 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(24)	Subadvisory Agreement - Mellon Capital Management re: the Asset Allocation Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(25)	Amendment No. 2 to Subadvisory Agreement – Mellon Capital Management Corporation re: the Asset Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(26)	Amendment No. 3 to the Subadvisory Agreements – Mellon Capital Management relating to Core Bond Index Fund, US Government Securities Fund and Overseas Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 17 filed on February 28, 2007.

(d)(27)	Subadvisory Agreement -Payden & Rygel re: Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(28)	Amendment No. 2 to Subadvisory Agreement – Payden & Rygel re: Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(29)	Subadvisory Agreement – Payden & Rygel re: Short-Term Bond Fund –dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(30)	Subadvisory Agreement - Southeastern Asset Management, Inc. re: the Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(31)	Amendment No. 2 to Subadvisory Agreement – Southeastern Asset Management, Inc. re: the Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(32)	Amendment to Subadvisory Agreement – Southeastern Asset Management, Inc. dated December 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(33)	Subadvisory Agreement – Peregrine Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(34)	Amendment to Subadvisory Agreement – Peregrine Capital Management, Inc. re: the Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(35)	Subadvisory Agreement - Southeastern Asset Management, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(36)	Amendment No. 2 to Subadvisory Agreement – Southeastern Asset Management, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(37)	Amendment to Subadvisory Agreement – Southeastern Asset Management, Inc. dated February 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(38)	Subadvisory Agreement – Wellington Management Company, LLP Re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(39)	Amendment to Subadvisory Agreement – Wellington Management Company, LLP re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(40)	Subadvisory Agreement – Artisan Partners Limited Partnership re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(41)	Amendment No. 2 to Subadvisory Agreement – Artisan Partners Limited Partnership re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(42)	Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(43)	Amendment to the Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(44)	Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(45)	Subadvisory Agreement – Mellon Capital Management Corporation. re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No.10 filed on March 2, 2004

(d)(46)	Amendment to the Subadvisory Agreement – Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(47)	Subadvisory Agreement – Mellon Capital Management Corporation. re: Broad Market Index Fund is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(48)	Amendment to the Subadvisory Agreement – Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(49)	Subadvisory Agreement – Mellon Capital Management Corporation. re: Overseas Equity Index is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(50)	Amendment to the Subadvisory Agreement – Mellon Capital Management Corporation re: Overseas Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(51)	Subadvisory Agreement - Mellon Capital Management Corporation. re: Core Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(52)	Amendment to the Subadvisory Agreement – Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(53)	Subadvisory Agreement – Mellon Capital Management Corporation re: S&P 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(54)	Amendment to the Subadvisory Agreement – Mellon Capital Management re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(55)	Subadvisory Agreement – Mellon Capital Management Corporation re: US Government Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(56)	Amendment to the Subadvisory Agreement – Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(57)	Subadvisory Agreement – STW Fixed Income Management Ltd. re: the Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(58)	Subadvisory Agreement - Wellington Management Company, LLP re: Growth & Income Fund incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(59)	Amendment No. 2 to the Subadvisory Agreement – Wellington Management Company, LLP re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(60)	Subadvisory Agreement – Wellington Management Company, LLP re: Growth & Income Fund dated February 9, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(61)	Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(62)	Amendment No. 2 to the Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(63)	Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Growth & Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(64)	Form of Amendment to Subadvisory Agreements is incorporated herein by reference to Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(65)	Subadvisory Agreement – Legg Mason Capital Management, Inc. re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(66)	Subadvisory Agreement – Goldman Sachs Asset Management L.P. re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(67)	Subadvisory Agreement – Westfield Capital Management, LLC re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(68)	Subadvisory Agreement – Walter Scott & Partners, Limited re: International Fund dated January 3, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(69)	Revised Subadvisory Agreement –Walter Scott & Partners, Limited re: International Fund dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on February 28, 2007.

(d)(70)	Subadvisory Agreement – GlobeFlex Capital, L.P. re: International Fund dated January 3, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(71)	Subadvisory Agreement – Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(72)	Subadvisory Agreement – TimesSquare Capital Management, LLC dated January 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(73)	Amendment to Subadvisory Agreement –Peregrine Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(74)	Subadvisory Agreement – Fischer Francis Trees & Watts, Inc. re: Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(75)	Subadvisory Agreement – Pacific Investment Management Company, LLC re: Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(76)	Subadvisory Agreement – Wellington Management Company, LLP re: Discovery Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(77)	Subadvisory Agreement – Payden & Rygel re: Discovery Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(78)	Subadvisory Agreement – Goldman Sachs Asset Management, L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(79)	Subadvisory Agreement – Systematic Financial Management L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(80)	Subadvisory Agreement – WEDGE Capital Management L.L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(81)	Subadvisory Agreement – Payden & Rygel re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(82)	Subadvisory Agreement – Mellon Capital Management Corporation re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(83)	Subadvisory Agreement – Drake Capital Management, LLC re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(84)	Subadvisory Agreement – Analytic Investors, Inc. re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(85)	Subadvisory Agreement – BlackRock Financial Management, Inc. re: the Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(86)	Fee Waiver Agreement Payden & Rygel re: Diversified Assets Fund is incorporated by reference to Post-Effective Amendment No.24 filed on April 29, 2008.

(d)(87)	Subadvisory Agreement – Westfield Capital Management Company L.P. re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(88)	Subadvisory Agreement – D.G. Capital Management Trust re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(89)	Subadvisory Agreement – Columbus Circle Investors re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(90)	Subadvisory Agreement – Artisan Partners Limited Partnership re: Select Value is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(91)	Subadvisory Agreement – Fiduciary Management, Inc. re: Growth & Income Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(92)	Amendment No. 1 to Subadvisory Agreement – Payden & Rygel re: Diversified Assets Fund dated April 3, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(93)	Amendment to Subadvisory Agreement – Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(94)	Amendment to Subadvisory Agreement – Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(95)	Amendment to Subadvisory Agreement – Legg Mason Capital Management re: Growth Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(96)	Amendment to Subadvisory Agreement – Mellon Capital Management Corporation re: Diversified Assets Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(97)	Amendment to Subadvisory Agreement – Mellon Capital Management Corporation re: S&P 500 Stock Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(98)	Amendment No. 3 to Subadvisory Agreement – Mellon Capital Management Corporation re: Asset Allocation Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(99)	Amendment No. 3 to Subadvisory Agreement – Mellon Capital Management Corporation re: Broad Market Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(100)	Amendment No. 4 to Subadvisory Agreement – Mellon Capital Management Corporation re: Core Bond Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(101)	Amendment No. 3 to Subadvisory Agreement – Mellon Capital Management Corporation re: Mid/Small Company Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(102)	Amendment No. 4 to Subadvisory Agreement – Mellon Capital Management Corporation re: Overseas Equity Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(103)	Amendment No. 4 to Subadvisory Agreement – Southeastern Asset Management, Inc. re: Equity Income Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(104)	Amendment to Subadvisory Agreement – TimeSquare Capital Management, LLC re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(105)	Amendment No. 4 to Subadvisory Agreement – Tukman Grossman Capital Management, Inc.re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(106)	Amended & Restated Master Investment Advisory Agreement dated December 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(107)	Amendment to Second Master Investment Advisory Agreement dated December 29, 2005 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(108)	Amendment to Second Master Investment Advisory Agreement dated October 26, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(109)	Amendment to Subadvisory Agreement with STW Fixed Income Management Ltd is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(110)	Amendment to Second Master Investment Advisory Agreement effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(111)	Fee Waiver Agreement re: Milestone 2045 Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(112)	Amendment No. 2 to Subadvisory Agreement – Payden & Rygel re: Diversified Assets Fund dated September 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(d)(113)	Subadvisory Agreement – Mondrian Investment Partners Limited re: International Fund effective October 12, 2009 is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(d)(114)	Subadvisory Agreement – Calamos Advisors LLC re: Diversified Assets Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(115)	Subadvisory Agreement – Shenkman Capital Management, Inc. re: Diversified Assets Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(116)	Revised Fee Schedule – Artisan Partners Holding, LLP (formerly Artisan Partners Limited Partnership) Re: International Fund dated April 1, 2010 is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2010.

(d)(117)	Assignment, Assumption and Consent Agreement – Artisan Partners Holding LLP re: International Fund dated June 17, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2010.

(d)(118)	Assignment, Assumption and Consent Agreement – Artisan Partners Holding LLP re: Select Value Fund dated June 17, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2010.

(d)(119)	Subadvisory Agreement – Wellington Capital Management LLP re: Aggressive Opportunities Fund dated May 1, 2010 is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2010.

(d)(120)	Amendment to Master Investment Advisory Agreement dated December 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(d)(121)	Amendment to Schedule to Master Investment Advisory Agreement dated March 26, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(d)(122)	Amendment to Subadvisory Agreement – D.G. Capital Investment Trust re: Growth Fund dated March 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(d)(123)	Amendment to Subadvisory Agreement—Barrow, Hanley, Mewhinney & Strauss LLC re: Equity Income Fund dated May 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(d)(124)	Amendment to Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Equity Income Fund dated May 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(125)	Subadvisory Agreement – Mondrian Investment Partners Limited re: International Fund dated July 12, 2011 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(126)	Subadvisory Agreement – Atlanta Capital Management Company, LLC re: Growth Fund dated January 23, 2012 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(127)	Subadvisory Agreement – Victory Capital Management Inc. re: Growth Fund dated January 23, 2012 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(128)	Amendment to Subadvisory Agreement – GlobeFlex Capital, LP re: International Fund dated March 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(129)	Form of Amendment to Schedule to Second Master Investment Advisory Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 filed on June 26, 2012.

(d)(130)	Fee Waiver Agreement re: Milestone 2050 Fund is incorporated herein by reference to Post-Effective Amendment No. 44 filed on March 1, 2013.

(d)(131)	Subadvisory Agreement - Wells Capital Management Inc. re: Aggressive Opportunities Fund dated August 27, 2012 is incorporated by reference to Post-Effective Amendment No. 38 filed on August 24, 2012.

(d)(132)	Subadvisory Agreement - SSGA Funds Management, Inc. re: Aggressive Opportunities Fund dated August 27, 2012 is incorporated by reference to Post-Effective Amendment No. 38 filed on August 24, 2012.

(d)(133)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation, re: Broad Market Index Fund effective January 18, 2013 is incorporated by reference to Post-Effective Amendment No. 45 filed on April 30, 2013.

(d)(134)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation, re: Core Bond Index Fund effective January 18, 2013 is incorporated by reference to Post-Effective Amendment No. 45 filed on April 30, 2013.

(d)(135)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation, re: Mid/Small Company Index Fund effective January 18, 2013 is incorporated by reference to Post-Effective Amendment No. 45 filed on April 30, 2013.

(d)(136)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation, re: Overseas Equity Index Fund effective January 18, 2013 is incorporated by reference to Post-Effective Amendment No. 45 filed on April 30, 2013.

(d)(137)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation, re: 500 Stock Index Fund effective January 18, 2013 is incorporated by reference to Post-Effective Amendment No. 45 filed on April 30, 2013.

(d)(138)	Subadvisory Agreement – STW Fixed Income Management LLC re: Low Duration Bond Fund effective April 2, 2013 is incorporated by reference to Post-Effective Amendment No. 45 filed on April 30, 2013.

(d)(139)	Amendment to Subadvisory Agreement –Walter Scott & Partners, Limited re: International Fund effective May 1, 2013 is incorporated by reference to Post-Effective Amendment No. 45 filed on April 30, 2013.

(d)(140)	Subadvisory Agreement – Victory Capital Management Inc. re: Growth Fund effective August 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 48 filed on February 4, 2014.

(d)(141)	Subadvisory Agreement – Schroder Investment Management North America Inc. re: Low Duration Bond Fund effective October 11, 2013 is incorporated herein by reference to Post-Effective Amendment No. 48 filed on February 4, 2014.

(d)(142)	Subadvisory Agreement – Oaktree Capital Management, L.P. re: Diversifying Strategies Fund effective February 4, 2014 is incorporated herein by reference to Post-Effective Amendment No. 48 filed on February 4, 2014.

(d)(143)	Subadvisory Agreement – SSGA Funds Management, Inc. re: Equity Income Fund effective February 4, 2014 is incorporated herein by reference to Post-Effective Amendment No. 48 filed on February 4, 2014.

(d)(144)	Subadvisory Agreement – Wellington Management Company, LLP re: Equity Income Fund effective February 4, 2014 is incorporated herein by reference to Post-Effective Amendment No. 48 filed on February 4, 2014.

(d)(145)	Fee Waiver Agreement – Mellon Capital Management Corporation re: Diversifying Strategies Fund effective May 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 50 filed on February 14, 2014.

(d)(146)	Extension of Fee Waiver Agreement – Mellon Capital Management Corporation re: Diversifying Strategies Fund effective February 4, 2014 is incorporated herein by reference to Post-Effective Amendment No. 50 filed on February 14, 2014.

(d)(147)	Subadvisory Agreement – Artisan Partners Limited Partnership re: International Fund effective March 12, 2014 is incorporated herein by reference to Post-Effective Amendment No. 51 filed on April 28, 2014.

(d)(148)	Subadvisory Agreement – Artisan Partners Limited Partnership re: Select Value Fund effective March 12, 2014 is incorporated herein by reference to Post-Effective Amendment No. 51 filed on April 28, 2014.

(d)(149)	Amendment to Schedule of the Second Master Investment Advisory Agreement effective May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 51 filed on April 28, 2014.

(d)(150)	Amendment No. 3 to Subadvisory Agreement – Payden & Rygel re: Diversifying Strategies Fund effective May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 51 filed on April 28, 2014.

(d)(151)	Subadvisory Agreement – SSGA Funds Management, Inc. re: Diversifying Strategies Fund effective May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 51 filed on April 28, 2014.

(d)(152)	Subadvisory Agreement – Oaktree Capital Management, L.P. re: High Yield Fund effective May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 51 filed on April 28, 2014.

(d)(153)	Amendment to Subadvisory Agreement – Walter Scott & Partners Limited re: International Fund effective June 20, 2014 is incorporated herein by reference to Post-Effective Amendment No. 53 filed on February 27, 2015.

(d)(154)	Subadvisory Agreement – Western Asset Management Company re: High Yield Fund effective July 17, 2014 is incorporated herein by reference to Post-Effective Amendment No. 53 filed on February 27, 2015.

(d)(155)	Amendment to Subadvisory Agreement – Western Asset Management Company re: High Yield Fund effective September 26, 2014 is incorporated herein by reference to Post-Effective Amendment No. 53 filed on February 27, 2015.

(d)(156)	Sub-Subadvisory Agreement – Western Asset Management Company Limited re: High Yield Fund effective October 7, 2014 is incorporated herein by reference to Post-Effective Amendment No. 53 filed on February 27, 2015.

(d)(157)	Amendment No. 2 to Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Equity Income Fund effective March 1, 2015 is incorporated herein by reference to Post-Effective Amendment No. 53 filed on February 27, 2015.

(d)(158)	Subadvisory Agreement – AllianceBernstein L.P. re: Inflation Focused Fund effective May 1, 2015 is incorporated herein by reference to Post-Effective Amendment No. 53 filed on February 27, 2015.

(d)(159)	Amendment No. 3 to Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Equity Income Fund effective March 23, 2015 is incorporated herein by reference to Post-Effective Amendment No. 54 filed on April 29, 2015.

(d)(160)	Amendment No. 1 to Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Growth & Income Fund effective March 23, 2015 is incorporated herein by reference to Post-Effective Amendment No. 54 filed on April 29, 2015.

(d)(161)	Fee Waiver Agreement re: High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 54 filed on April 29, 2015.

(d)(162)	Amendment to Subadvisory Agreement – Columbus Circle Investors re: Growth Fund effective June 19, 2015 is incorporated herein by reference to Post-Effective Amendment No. 57 filed on August 24, 2015.

(d)(163)	Amendment to Subadvisory Agreement – Victory Capital Management Inc. re: Growth Fund effective June 19, 2015 is incorporated herein by reference to Post-Effective Amendment No. 57 filed on August 24, 2015.

(d)(164)	Subadvisory Agreement – Fred Alger Management, Inc. re: Growth Fund effective October 5, 2015 is incorporated herein by reference to Post-Effective Amendment No. 60 filed on December 18, 2015.

(d)(165)	Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Growth Fund effective October 5, 2015 is incorporated herein by reference to Post-Effective Amendment No. 60 filed on December 18, 2015.

(d)(166)	Form of Amendment to Schedule to Second Master Investment Advisory Agreement effective January 4, 2016 is incorporated herein by reference to Post-Effective Amendment No. 60 filed on December 18, 2015.

(d)(167)	Form of Fee Waiver Agreement re: Milestone 2055 Fund is incorporated herein by reference to Post-Effective Amendment No. 60 filed on December 18, 2015.

(d)(168)	Amendment to Subadvisory Agreement – T. Rowe Price Associates, Inc. re: Growth & Income Fund effective October 5, 2015 is incorporated herein by reference to Post-Effective Amendment No. 60 filed on December 18, 2015.

(d)(169)	Amendment to Subadvisory Agreement – Wellington Management Company LLP re: Discovery Fund effective September 18, 2015 is incorporated herein by reference to Post-Effective Amendment No. 60 filed on December 18, 2015.

(e)(1)	Distribution Agreement between the Registrant and ICMA-RC Services LLC is incorporated herein by reference to Pre-Effective Amendment No. 3 filed on April 26, 1999.

(e)(2)	Amendment to Distribution Agreement effective August 29, 2002 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(f)	Not applicable.

(g)(1)	Custody Agreement between Registrant and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 6 filed on April 25, 2001.

(g)(2)	Amendment to Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 29, 2005.

(g)(3)	Domestic Custody Agreement between The Vantagepoint Funds and JP Morgan Chase Bank, N.A. is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(4)	Global Custody Rider to Domestic Custody Agreement between The Vantagepoint Funds and JPMorgan Chase Bank, N.A. is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(5)	Amendment to Domestic Custody Agreement and Global Custody Rider between The Vantagepoint Funds and JPMorgan Chase Bank, N.A. dated September 12, 2008 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(6)	Amendment to Domestic Custody Agreement and Global Custody Rider between The Vantagepoint Funds and JPMorgan Chase Bank, N.A. dated September 28, 2009 is incorporated by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(g)(7)	Amendment to Domestic Custody Agreement between The Vantagepoint Funds and JPMorgan Chase Bank, N.A. dated December 10, 2009 is incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(g)(8)	Amendment to Domestic Custody Agreement between The Vantagepoint Funds and JPMorgan Chase Bank, N.A. effective January 4, 2010 is incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(g)(9)	Amendment to Domestic Custody Agreement and Global Custody Rider between The Vantagepoint Funds and JPMorgan Chase Bank, N.A. dated April 1, 2011 dated April 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(g)(10)	Form of Amendment to Domestic Custody Agreement between The Vantagepoint Funds and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 36 filed on June 26, 2012.

(g)(11)	Amendment to Domestic Custody Agreement between The Vantagepoint Funds and JPMorgan Chase Bank, N.A. dated April 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 51 filed on April 28, 2014.

(g)(12)	Amendment to Domestic Custody Agreement and Global Custody Rider between The Vantagepoint Funds and JPMorgan Chase Bank, N.A. effective April 1, 2015 is incorporated herein by reference to Post-Effective Amendment No. 54 filed on April 29, 2015.

(h)(1)	Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 6 filed on April 25, 2001.

(h)(2)	Amendment to the Transfer Agency Agreement between Registrant and Vantagepoint Transfer Agents, LLC (“VTA”) is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(h)(3)	Sub-Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 6 filed on April 25, 2001.

(h)(4)	Amendment to the Sub-Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 29, 2005.

(h)(5)	Sub-Transfer Agent Service Agreement between VTA and JPM dated May 5, 2008 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(h)(6)	Transfer Agency Agreement Amendment effective August 29, 2002 is hereby incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(7)	Amendment to Appendix A of the Transfer Agency Agreement dated October 26, 2007 is hereby incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(8)	Amendment to Appendix A of the Transfer Agency Agreement effective January 4, 2010 is hereby incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(9)	Amendment to Appendix A of the Transfer Agency Agreement effective March 26, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(h)(10)	Form of Amendment to Appendix A of the Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 36 filed on June 26, 2012.

(h)(11)	Amendment to the Transfer Agency Agreement effective March 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 44 filed on March 1, 2013.

(h)(12)	Fee Waiver Agreement from Vantagepoint Transfers Agents, LLC effective March 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 44 filed on March 1, 2013.

(h)(13)	Amendment to Appendix A of the Transfer Agency Agreement effective May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 51 filed on April 28, 2014.

(h)(14)	To be filed by later amendment.

(i)	Not applicable.

(j)	Not applicable.

(k)	Not applicable.

(l)	Purchase Agreement incorporated herein by reference to Pre-Effective Amendment No. 3 filed on April 26, 1999.

(m)	Not applicable.

(n)	Not applicable.

(o)(1)	Rule 18f-3 Plan amended August 30, 2004 is incorporated by reference to Post-Effective Amendment No. 12 filed September 23, 2004.

(o)(2)	Amended and Restated Rule 18(f)-3 Plan effective September 18, 2015 is incorporated herein by reference to Post-Effective Amendment No. 60 filed on December 18, 2015.

(p)(1)	The Vantagepoint Funds’, Vantagepoint Investment Advisers, LLC’s and ICMA–RC Services, LLC’s Personal Securities Trading Policy amended on May 10, 2013 is incorporated herein by reference to Post-Effective Amendment No. 50 filed on February 14, 2014.

(p)(2)	Code of Ethics for Brown Capital Management, Inc. is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(3)	Code of Ethics for Payden & Rygel is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(4)	Code of Ethics for Tukman Capital Management, Inc. is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(5)	Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, LLC is incorporated by reference to Post-Effective Amendment No. 40 filed on November 16, 2012.

(p)(6)	Code of Ethics for Capital Guardian Trust Company is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(7)	Code of Ethics for Fidelity Management Trust Company is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(8)	Code of Ethics for Mellon Capital Management Corporation is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(9)	Code of Ethics for T. Rowe Price Associates, Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 filed on December 18, 2015.

(p)(10)	Code of Ethics for Wellington Management Company LLP is incorporated herein by reference to Post-Effective Amendment No. 50 filed on February 14, 2014.

(p)(11)	Code of Ethics for Southeastern Asset Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(p)(12)	Code of Ethics for Peregrine Capital Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(13)	Code of Ethics for Artisan Partners Limited Partnership, is incorporated herein by reference to Post-Effective Amendment No. 50 filed on February 14, 2014.

(p)(14)	Code of Ethics for STW Fixed Income Management LLC is incorporated by reference to Post-Effective Amendment No. 40 filed on November 16, 2012.

(p)(15)	Code of Ethics of GlobeFlex Capital, L.P. is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(16)	Code of Ethics of Legg Mason Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(17)	Code of Ethics for Goldman Sachs Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(18)	Code of Ethics for Walter Scott & Partners Limited is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(19)	Code of Ethics for Westfield Capital Management Company, LP is incorporated herein by reference to Post-Effective Amendment No. 51 filed on April 28, 2014.

(p)(20)	Code of Ethics for Pacific Investment Management Company, LLC is incorporated herein by reference to Post-Effective Amendment No. 60 filed on December 18, 2015.

(p)(21)	Code of Ethics for Fisher Francis Trees & Watts, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 filed on February 28, 2007

(p)(22)	Code of Ethics for TimesSquare Capital Management is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(23)	Code of Ethics for Analytic Investors, LLC is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2011.

(p)(24)	Code Ethics for Systematic Financial Management L.P. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(25)	Code of Ethics of Drake Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(26)	Code of Ethics of WEDGE Capital Management L.L.P. is incorporated herein by reference to Post-Effective Amendment No. 57 filed on August 24, 2015.

(p)(27)	Code of Ethics of BlackRock Financial Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(28)	Code of Ethics of DG Capital Management Trust is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(29)	Code of Ethics of Columbus Circle Investors is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(30)	Code of Ethics of Fiduciary Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(31)	Code of Ethics of Western Asset Management Company and Western Asset Management Company Limited is incorporated herein by reference to Post-Effective Amendment No. 53 filed on February 27, 2015.

(p)(32)	Code of Ethics of Calamos Advisors LLC is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(33)	Code of Ethics of Shenkman Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(34)	Code of Ethics of Mondrian Investment Partners Limited is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(35)	Code of Ethics of Atlanta Capital Management Company, LLC is incorporated herein by reference to Post-Effective Amendment No. 54 filed on April 29, 2015.

(p)(36)	Code of Ethics of Victory Capital Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 54 filed on April 29, 2015.

(p)(37)	Code of Ethics of Wells Capital Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 38 filed on August 24, 2012.

(p)(38)	Code of Ethics of SSGA Funds Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 54 filed on April 29, 2015.

(p)(39)	To be filed by later amendment.

(p)(40)	Code of Ethics of Oaktree Capital Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 48 filed on February 4, 2014.

(p)(41)	Code of Ethics of AllianceBernstein L.P. is incorporated herein by reference to Post-Effective Amendment No. 53 filed on February 27, 2015.

(p)(42)	Code of Ethics of Fred Alger Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 filed on December 18, 2015.

(q)	Secretary’s Certificate is incorporated herein by reference to Post-Effective Amendment No. 54 filed on April 29, 2015.

Item 29.	Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30.	Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”) serves as investment adviser to the Fund. The principal business address of VIA is 777 North Capitol Street, NE, Ste. 600, Washington, DC 20002. VIA is a wholly owned subsidiary of ICMA Retirement Corporation (“ICMA-RC”). VantageTrust Transfer Agents, LLC (“VTA”) serves as transfer agent and is also a wholly owned subsidiary of ICMA-RC.

Names and Position with Adviser	Other Business	Position with Other Company
Robert P. Schulze, President and Principal	ICMA-RC	President and CEO
Manager	VTA	President and Principal Manager

Michael Guarasci, Treasurer	ICMA-RC	Treasurer
	VTA	Treasurer and Manager

Richard P. Whitty, Assistant Treasurer	ICMA-RC	Assistant Treasurer
	VTA	Assistant Treasurer

George H. Suzich, Assistant Treasurer	ICMA-RC	Assistant Treasurer
	VTA	Assistant Treasurer

Angela C. Montez, Secretary	ICMA-RC	Secretary
	VTA	Secretary

Thomas McAndrews, Assistant Secretary	ICMA-RC	Assistant Secretary
	VTA	Assistant Secretary

Karen McBarnette, Chief Compliance Officer	ICMA-RC	Chief Compliance Officer

Item 32.	Principal Underwriter

ICMA-RC Services LLC (“RC Services”) serves as distributor and principal underwriter to the Funds. The principal business address of RC Services is 777 North Capitol Street, NE, Ste. 600, Washington, DC 20002. RC Services does not serve as distributor to any other investment company. The following table below provides the information required under this item for each director, officer, or partner of RC Services.

Names and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Robert P. Schultze	President and Principal Manager	President
Christopher Matzke	Manager	None
Gregory Dyson	Manager	None
David Tanguay	Manager	None
Michael Guarasci	Treasurer	Treasurer
Richard P. Whitty	Assistant Treasurer	Assistant Treasurer
George H. Suzich	Assistant Treasurer	Assistant Treasurer
Angela C. Montez	Secretary	Secretary
Thomas G. McAndrews	Assistant Secretary	Assistant Secretary
Richard P. Whitty	Assistant Treasurer	Assistant Treasurer
George H. Suzich	Assistant Treasurer	Assistant Treasurer
Cliff Richards	Chief Compliance Officer	None

Item 33.	Location of Accounts and Records

The books, accounts and other documentation required by Section 31(a) of the Investment Company Act of 1940 and the Rules under that Section will be maintained in the physical possession of Registrant, the Registrant’s investment adviser, VIA, and the Registrant’s transfer agent, VTA, which has a place of business at 777 North Capital Street, NE, Ste. 600, Washington, DC 20002, and the Registrant’s custodian, JPMorgan Chase Bank, N.A., which has a place of business at 3 Metro Tech Center, Brooklyn, New York 11245.

Item 34.	Management Services

Reference is made to the discussion in this Statement of Additional Information regarding ICMA Retirement Corporation, VIA, RC Services, and VTA under the heading “Investment Advisory and Other Services.”

Item 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 62 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas on the 12th day of February 2016.

THE VANTAGEPOINT FUNDS

/s/ Robert P. Schultze Robert P. Schultze, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Robert P. Schultze	President	February 12, 2016
Robert P. Schultze

/s/ Michael Guarasci	Treasurer	February 12, 2016
Michael Guarasci

*	Director	February 12, 2016
George M. Chamberlain, Jr.

*	Director	February 12, 2016
Dorothy D. Hayes

*	Director	February 12, 2016
J. Thomas Lundy

*	Director	February 12, 2016
Takashi B. Moriuchi

*	Director	February 12, 2016
Timothy M. O’Brien

*	Director	February 12, 2016
JoAnn H. Price

*	Director	February 12, 2016
Catherine A. Zaharis

*By	/s/ Angela C. Montez
Angela C. Montez
Attorney-in-Fact